Schedule of Investments(a)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-5.73%
Comcast Corp., Class A	39,421	$1,834,652
Omnicom Group, Inc.	19,982	1,805,973
T-Mobile US, Inc.	10,782	1,738,382
		5,379,007
Consumer Discretionary-10.90%
Garmin Ltd.	13,448	1,606,902
Home Depot, Inc. (The)	4,988	1,760,564
NVR, Inc.(b)	247	1,747,597
PulteGroup, Inc.	16,747	1,751,066
Stellantis N.V.(c)	74,125	1,627,785
TJX Cos., Inc. (The)	18,427	1,748,907
		10,242,821
Consumer Staples-7.76%
Costco Wholesale Corp.	2,619	1,819,891
Kroger Co. (The)	37,817	1,744,876
Sysco Corp.	23,637	1,912,943
Walmart, Inc.	10,965	1,811,966
		7,289,676
Energy-5.85%
Marathon Petroleum Corp.	11,651	1,929,405
Phillips 66	12,983	1,873,577
Targa Resources Corp.	19,899	1,690,619
		5,493,601
Financials-13.79%
American Express Co.	9,227	1,852,228
Ameriprise Financial, Inc.	4,551	1,760,463
Apollo Global Management, Inc.	18,549	1,862,320
Capital One Financial Corp.	13,183	1,783,923
Corebridge Financial, Inc.(c)	79,806	1,928,911
Synchrony Financial	45,263	1,759,373
W.R. Berkley Corp.	24,443	2,001,393
		12,948,611
Health Care-11.61%
AbbVie, Inc.	11,154	1,833,718
Cardinal Health, Inc.	17,149	1,872,499
Cencora, Inc.(c)	8,417	1,958,468
Laboratory Corp. of America Holdings(c)	7,605	1,690,592
McKesson Corp.	3,734	1,866,589
UnitedHealth Group, Inc.	3,283	1,680,042
		10,901,908
Industrials-12.94%
Broadridge Financial Solutions, Inc.(c)	8,401	1,715,484
Caterpillar, Inc.	5,846	1,755,612
Expeditors International of Washington, Inc.	13,590	1,716,825
Ferguson PLC	8,953	1,681,910
Lockheed Martin Corp.	3,814	1,637,770
PACCAR, Inc.	17,702	1,777,104
W.W. Grainger, Inc.	2,086	1,868,305
		12,153,010
Information Technology-15.07%
Accenture PLC, Class A	4,926	1,792,473
	Shares	Value
Information Technology-(continued)
Akamai Technologies, Inc.(b)	14,606	$1,799,897
Apple, Inc.	8,978	1,655,543
CDW Corp.	7,604	1,723,979
Cognizant Technology Solutions Corp., Class A	22,886	1,764,968
International Business Machines Corp.	10,569	1,941,103
KLA Corp.	2,974	1,766,675
NetApp, Inc.	19,608	1,709,818
		14,154,456
Materials-5.68%
LyondellBasell Industries N.V., Class A	18,181	1,711,196
Nucor Corp.	9,932	1,856,589
Steel Dynamics, Inc.	14,637	1,766,539
		5,334,324
Real Estate-5.27%
CBRE Group, Inc., Class A(b)	18,569	1,602,690
Iron Mountain, Inc.	24,701	1,667,812
Simon Property Group, Inc.	12,119	1,679,815
		4,950,317
Utilities-5.36%
CenterPoint Energy, Inc.	60,504	1,690,482
Entergy Corp.	17,083	1,704,200
Public Service Enterprise Group, Inc.	28,268	1,639,261
		5,033,943
Total Common Stocks & Other Equity Interests (Cost $84,957,807)		93,881,674
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $68,943)	68,943	68,943
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $85,026,750)		93,950,617
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.29%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,917,780	1,917,780
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,927,983	4,931,433
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,849,213)		6,849,213
TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $91,875,963)		100,799,830
OTHER ASSETS LESS LIABILITIES-(7.32)%		(6,875,899)
NET ASSETS-100.00%		$93,923,931
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,302	$3,245,979	$(3,239,338)	$-	$-	$68,943	$4,541
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,730,945	29,227,087	(31,040,252)	-	-	1,917,780	60,836*
Invesco Private Prime Fund	10,362,693	64,851,944	(70,284,136)	201	731	4,931,433	164,106*
Total	$14,155,940	$97,325,010	$(104,563,726)	$201	$731	$6,918,156	$229,483

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-9.60%
Alphabet, Inc., Class A(b)	538,183	$75,399,438
Alphabet, Inc., Class C(b)	480,843	68,183,537
AMC Networks, Inc., Class A(b)(c)	27,153	491,198
AT&T, Inc.	4,390,017	77,659,401
Cable One, Inc.(c)	1,171	642,797
Charter Communications, Inc., Class A(b)	34,391	12,749,088
Cinemark Holdings, Inc.(b)(c)	64,566	892,948
Comcast Corp., Class A	1,382,230	64,328,984
Electronic Arts, Inc.	23,407	3,220,335
Fox Corp., Class A(c)	68,727	2,219,882
Fox Corp., Class B	33,275	998,583
Frontier Communications Parent, Inc.(b)(c)	97,674	2,405,711
IAC, Inc.(b)	24,852	1,247,819
Interpublic Group of Cos., Inc. (The)(c)	89,513	2,953,034
Liberty Broadband Corp.(b)(d)	10,211	0
Liberty Broadband Corp., Class A(b)	2,291	178,286
Liberty Broadband Corp., Class C(b)	15,685	1,230,488
Liberty Global Ltd., Class A (Belgium)(b)(c)	147,218	2,900,195
Liberty Global Ltd., Class C (Belgium)(b)(c)	227,533	4,764,541
Liberty Latin America Ltd., Class A(b)	31,766	223,633
Liberty Latin America Ltd., Class C(b)	121,161	862,666
Liberty Media Corp.-Liberty Formula One(b)(c)	19,928	1,340,158
Liberty Media Corp.-Liberty Formula One(b)	2,115	129,205
Liberty Media Corp.-Liberty Live, Series A(b)	7,085	260,941
Liberty Media Corp.-Liberty Live, Series C(b)	15,157	564,901
Liberty Media Corp.-Liberty SiriusXM, Series A(b)(c)	27,570	837,852
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	56,713	1,721,807
Lions Gate Entertainment Corp., Class A(b)	23,180	241,767
Lions Gate Entertainment Corp., Class B(b)	48,155	467,103
Live Nation Entertainment, Inc.(b)	11,041	980,993
Lumen Technologies, Inc.(b)(c)	2,755,984	3,362,300
Match Group, Inc.(b)	22,614	867,925
Meta Platforms, Inc., Class A(b)	301,915	117,789,118
Netflix, Inc.(b)	23,420	13,211,456
News Corp., Class A(c)	89,022	2,193,502
News Corp., Class B(c)	27,692	708,084
Nexstar Media Group, Inc., Class A	8,559	1,521,020
Omnicom Group, Inc.	53,633	4,847,350
Paramount Global, Class B(c)	387,969	5,660,468
Spotify Technology S.A.(b)	8,782	1,891,204
Take-Two Interactive Software, Inc.(b)	13,605	2,243,873
TEGNA, Inc.	63,580	991,212
Telephone & Data Systems, Inc.	140,095	2,691,225
T-Mobile US, Inc.	103,886	16,749,540
Verizon Communications, Inc.	2,084,077	88,260,661
Walt Disney Co. (The)	300,776	28,889,535
Warner Bros. Discovery, Inc.(b)	381,686	3,824,494
		625,800,258
Consumer Discretionary-9.28%
Abercrombie & Fitch Co., Class A(b)	23,841	2,429,398
Academy Sports & Outdoors, Inc.	21,477	1,347,252
Adient PLC(b)	48,691	1,690,065
ADT, Inc.(c)	92,564	604,443
Advance Auto Parts, Inc.	14,954	999,675
Airbnb, Inc., Class A(b)	6,198	893,380
Amazon.com, Inc.(b)	879,069	136,431,509
American Axle & Manufacturing Holdings, Inc.(b)(c)	100,146	810,181
	Shares	Value
Consumer Discretionary-(continued)
American Eagle Outfitters, Inc.(c)	59,351	$1,176,337
Aptiv PLC(b)	36,644	2,980,256
Aramark	66,484	1,933,355
Asbury Automotive Group, Inc.(b)(c)	7,419	1,551,016
Autoliv, Inc. (Sweden)	24,959	2,673,608
AutoNation, Inc.(b)	19,168	2,677,003
AutoZone, Inc.(b)	1,518	4,192,913
Bath & Body Works, Inc.	67,387	2,874,729
Best Buy Co., Inc.	89,337	6,476,039
Big Lots, Inc.(c)	68,538	393,408
Booking Holdings, Inc.(b)	2,413	8,463,525
BorgWarner, Inc.	68,420	2,319,438
Brunswick Corp.	15,381	1,240,939
Burlington Stores, Inc.(b)	7,253	1,386,411
Caesars Entertainment, Inc.(b)	35,618	1,562,562
Capri Holdings Ltd.(b)	32,436	1,580,931
CarMax, Inc.(b)(c)	68,949	4,907,790
Carnival Corp.(b)	425,460	7,054,127
Carter’s, Inc.(c)	12,272	928,254
Chipotle Mexican Grill, Inc.(b)	1,062	2,558,114
Coupang, Inc. (South Korea)(b)(c)	56,464	790,496
Cracker Barrel Old Country Store, Inc.(c)	9,627	744,648
D.R. Horton, Inc.	61,927	8,849,988
Dana, Inc.	79,143	1,073,179
Darden Restaurants, Inc.	20,368	3,311,429
Deckers Outdoor Corp.(b)	2,353	1,773,527
Dick’s Sporting Goods, Inc.	12,550	1,870,828
Domino’s Pizza, Inc.	3,279	1,397,575
eBay, Inc.	102,339	4,203,063
Expedia Group, Inc.(b)	19,640	2,913,201
Floor & Decor Holdings, Inc., Class A(b)(c)	7,851	789,497
Foot Locker, Inc.(c)	41,887	1,179,538
Ford Motor Co.	2,581,033	30,249,707
GameStop Corp., Class A(b)(c)	45,690	650,169
Gap, Inc. (The)(c)	139,005	2,598,003
Garmin Ltd.	26,398	3,154,297
General Motors Co.	891,381	34,585,583
Gentex Corp.	39,993	1,324,968
Genuine Parts Co.	23,567	3,304,800
G-III Apparel Group Ltd.(b)(c)	45,690	1,374,812
Goodyear Tire & Rubber Co. (The)(b)	289,580	4,036,745
Graham Holdings Co., Class B	1,303	938,681
Group 1 Automotive, Inc.(c)	7,584	1,972,295
H&R Block, Inc.(c)	37,192	1,742,073
Hanesbrands, Inc.(b)(c)	339,486	1,527,687
Harley-Davidson, Inc.(c)	36,989	1,200,293
Hasbro, Inc.	39,805	1,948,455
Hilton Worldwide Holdings, Inc.	13,031	2,488,400
Home Depot, Inc. (The)	135,403	47,791,843
International Game Technology PLC	27,687	718,755
KB Home	30,344	1,808,199
Kohl’s Corp.(c)	144,379	3,719,203
Las Vegas Sands Corp.	60,225	2,946,207
LCI Industries(c)	7,079	787,751
Lear Corp.	27,810	3,695,949
Leggett & Platt, Inc.(c)	49,754	1,154,790
Lennar Corp., Class A	62,480	9,362,628
Lennar Corp., Class B	3,727	517,121
Light & Wonder, Inc.(b)(c)	17,516	1,407,936
Lithia Motors, Inc., Class A	9,830	2,898,375
LKQ Corp.	58,623	2,735,935
Lowe’s Cos., Inc.	91,006	19,369,717
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
lululemon athletica, inc.(b)	5,363	$2,433,837
M.D.C. Holdings, Inc.	25,798	1,614,439
M/I Homes, Inc.(b)(c)	15,054	1,918,181
Macy’s, Inc.(c)	217,757	3,982,776
Marriott International, Inc., Class A	21,318	5,110,564
Marriott Vacations Worldwide Corp.	6,492	544,614
Mattel, Inc.(b)(c)	57,780	1,033,684
McDonald’s Corp.	73,595	21,542,728
Meritage Homes Corp.	13,490	2,234,079
MGM Resorts International	79,914	3,465,870
Mohawk Industries, Inc.(b)	29,815	3,108,214
Murphy USA, Inc.	5,882	2,073,523
Newell Brands, Inc.(c)	174,704	1,453,537
NIKE, Inc., Class B	92,939	9,436,097
Nordstrom, Inc.(c)	87,630	1,590,484
Norwegian Cruise Line Holdings Ltd.(b)(c)	60,605	1,078,769
NVR, Inc.(b)	454	3,212,182
ODP Corp. (The)(b)(c)	25,012	1,279,114
O’Reilly Automotive, Inc.(b)	4,032	4,124,938
PENN Entertainment, Inc.(b)(c)	60,120	1,355,706
Penske Automotive Group, Inc.(c)	9,012	1,337,110
Phinia, Inc.(c)	13,859	419,096
Polaris, Inc.	14,045	1,263,488
Pool Corp.(c)	2,823	1,048,039
PulteGroup, Inc.	64,035	6,695,500
PVH Corp.(c)	25,218	3,032,717
Qurate Retail, Inc., Class A(b)	880,271	712,931
Ralph Lauren Corp.	9,309	1,337,424
RH(b)(c)	2,636	668,173
Rivian Automotive, Inc., Class A(b)(c)	93,557	1,432,358
Ross Stores, Inc.	35,003	4,910,221
Royal Caribbean Cruises Ltd.(b)	33,459	4,266,022
Sabre Corp.(b)(c)	147,529	604,869
Sally Beauty Holdings, Inc.(b)(c)	58,385	719,303
Service Corp. International(c)	22,450	1,506,844
Signet Jewelers Ltd.	16,016	1,593,272
Six Flags Entertainment Corp.(b)	27,547	694,460
Skechers U.S.A., Inc., Class A(b)	32,362	2,020,683
Sonic Automotive, Inc., Class A	12,248	619,259
Starbucks Corp.	112,324	10,449,502
Tapestry, Inc.	53,481	2,074,528
Taylor Morrison Home Corp., Class A(b)	48,429	2,525,088
Tempur Sealy International, Inc.(c)	18,121	904,057
Tesla, Inc.(b)	47,254	8,850,202
Texas Roadhouse, Inc.	7,707	968,924
Thor Industries, Inc.	19,983	2,258,479
TJX Cos., Inc. (The)	131,099	12,442,606
Toll Brothers, Inc.	34,337	3,411,381
TopBuild Corp.(b)	4,706	1,737,126
Tractor Supply Co.(c)	10,318	2,317,423
Travel + Leisure Co.	25,315	1,023,232
Tri Pointe Homes, Inc.(b)(c)	53,477	1,846,561
Ulta Beauty, Inc.(b)	4,009	2,012,718
Under Armour, Inc., Class A(b)(c)	51,857	395,150
Under Armour, Inc., Class C(b)(c)	53,966	399,348
Urban Outfitters, Inc.(b)(c)	27,569	1,047,622
V.F. Corp.(c)	156,211	2,571,233
Vail Resorts, Inc.(c)	5,298	1,176,156
Valvoline, Inc.(b)(c)	20,801	759,028
Victoria’s Secret & Co.(b)(c)	32,833	855,300
Wayfair, Inc., Class A(b)(c)	19,175	963,544
Whirlpool Corp.	33,622	3,682,281
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.	14,949	$2,890,987
Wynn Resorts Ltd.	14,232	1,343,928
Yum! Brands, Inc.	27,094	3,508,402
		604,934,915
Consumer Staples-7.60%
Albertson’s Cos., Inc., Class A	135,098	2,866,780
Altria Group, Inc.	559,777	22,458,253
Archer-Daniels-Midland Co.	173,862	9,663,250
B&G Foods, Inc.(c)	69,482	698,989
BJ’s Wholesale Club Holdings, Inc.(b)	34,036	2,189,876
Brown-Forman Corp., Class B(c)	18,090	993,141
Bunge Global S.A.	70,898	6,245,405
Campbell Soup Co.	43,070	1,922,214
Casey’s General Stores, Inc.	8,575	2,326,912
Church & Dwight Co., Inc.	26,732	2,669,190
Clorox Co. (The)	18,391	2,671,293
Coca-Cola Co. (The)	518,949	30,872,276
Coca-Cola Europacific Partners PLC (United Kingdom)	44,201	3,045,449
Colgate-Palmolive Co.	119,463	10,058,785
Conagra Brands, Inc.	124,535	3,630,195
Constellation Brands, Inc., Class A	20,847	5,109,183
Costco Wholesale Corp.	60,845	42,279,974
Darling Ingredients, Inc.(b)	25,014	1,083,106
Dollar General Corp.	29,769	3,931,592
Dollar Tree, Inc.(b)(c)	40,119	5,240,344
Estee Lauder Cos., Inc. (The), Class A(c)	14,321	1,890,229
Flowers Foods, Inc.(c)	42,020	958,056
General Mills, Inc.	119,480	7,755,447
Herbalife Ltd.(b)(c)	64,587	778,273
Hershey Co. (The)	12,875	2,491,827
Hormel Foods Corp.	47,551	1,444,124
Ingredion, Inc.	21,086	2,268,221
J. M. Smucker Co. (The)	26,200	3,446,610
Kellanova	61,135	3,347,753
Keurig Dr Pepper, Inc.	172,072	5,409,944
Kimberly-Clark Corp.	69,757	8,438,504
Kraft Heinz Co. (The)	253,500	9,412,455
Kroger Co. (The)	402,943	18,591,790
Lamb Weston Holdings, Inc.	12,720	1,303,037
McCormick & Co., Inc.	33,677	2,295,424
Molson Coors Beverage Co., Class B	74,189	4,584,138
Mondelez International, Inc., Class A	213,910	16,101,006
Monster Beverage Corp.(b)	39,927	2,196,784
Nomad Foods Ltd. (United Kingdom)(b)	50,833	914,486
Nu Skin Enterprises, Inc., Class A	18,756	348,111
PepsiCo, Inc.	192,026	32,362,142
Performance Food Group Co.(b)	61,067	4,438,350
Philip Morris International, Inc.	327,491	29,752,557
Post Holdings, Inc.(b)	14,037	1,303,616
Procter & Gamble Co. (The)	336,280	52,843,039
SpartanNash Co.	23,729	532,241
Spectrum Brands Holdings, Inc.(c)	13,154	1,034,167
Sprouts Farmers Market, Inc.(b)(c)	38,212	1,924,738
Sysco Corp.	128,833	10,426,455
Target Corp.	115,282	16,033,421
TreeHouse Foods, Inc.(b)	21,490	904,729
Tyson Foods, Inc., Class A	149,612	8,192,753
United Natural Foods, Inc.(b)	40,166	598,875
US Foods Holding Corp.(b)	112,412	5,172,076
Walgreens Boots Alliance, Inc.	562,522	12,696,121

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walmart, Inc.	379,970	$62,790,042
WK Kellogg Co.	15,338	199,241
		495,136,989
Energy-6.40%
Antero Resources Corp.(b)(c)	76,909	1,718,147
APA Corp.	64,053	2,006,780
Baker Hughes Co., Class A	309,296	8,814,936
California Resources Corp.(c)	22,127	1,055,015
Cheniere Energy, Inc.	17,440	2,859,986
Chesapeake Energy Corp.(c)	18,361	1,415,817
Chevron Corp.	478,761	70,583,734
Civitas Resources, Inc.(c)	13,880	899,563
CNX Resources Corp.(b)(c)	76,104	1,537,301
ConocoPhillips	205,698	23,011,435
Coterra Energy, Inc.	134,509	3,346,584
Delek US Holdings, Inc.	52,948	1,431,184
Devon Energy Corp.	82,295	3,458,036
Diamondback Energy, Inc.	21,869	3,362,140
DT Midstream, Inc.	21,722	1,166,254
EOG Resources, Inc.	100,522	11,438,398
EQT Corp.	58,838	2,082,865
Equitrans Midstream Corp.	193,439	1,971,143
Exxon Mobil Corp.	1,011,595	104,002,082
Halliburton Co.	152,620	5,440,903
Helmerich & Payne, Inc.(c)	35,014	1,409,664
Hess Corp.	20,760	2,917,403
HF Sinclair Corp.	48,048	2,714,232
Kinder Morgan, Inc.	744,244	12,592,608
Marathon Oil Corp.	146,948	3,357,762
Marathon Petroleum Corp.	159,840	26,469,504
Murphy Oil Corp.	39,634	1,533,836
NOV, Inc.	71,191	1,388,936
Occidental Petroleum Corp.	170,059	9,790,297
ONEOK, Inc.	115,474	7,881,101
Ovintiv, Inc.	53,595	2,273,500
PBF Energy, Inc., Class A	55,607	2,808,710
Peabody Energy Corp.(c)	35,400	945,180
Phillips 66	186,070	26,851,762
Pioneer Natural Resources Co.	33,876	7,785,721
Schlumberger N.V.	213,036	10,374,853
SM Energy Co.	28,292	1,049,067
Southwestern Energy Co.(b)	327,050	2,109,473
Targa Resources Corp.	47,255	4,014,785
TechnipFMC PLC (United Kingdom)(c)	89,756	1,735,881
Transocean Ltd.(b)(c)	305,365	1,667,293
Valero Energy Corp.	156,425	21,727,432
Weatherford International PLC(b)	11,970	1,071,914
Williams Cos., Inc. (The)	306,431	10,620,898
World Kinect Corp.(c)	28,925	652,837
		417,346,952
Financials-20.65%
Affiliated Managers Group, Inc.	7,539	1,122,105
Aflac, Inc.	170,499	14,379,886
AGNC Investment Corp.	249,480	2,365,070
Allstate Corp. (The)	99,075	15,381,394
Ally Financial, Inc.	214,314	7,861,037
American Equity Investment Life Holding Co.(b)	34,516	1,905,628
American Express Co.	84,486	16,959,720
American Financial Group, Inc.	27,570	3,319,428
American International Group, Inc.	363,681	25,279,466
	Shares	Value
Financials-(continued)
Ameriprise Financial, Inc.	15,014	$5,807,866
Ameris Bancorp(c)	14,676	728,517
Annaly Capital Management, Inc.	165,059	3,167,482
Aon PLC, Class A	13,137	3,920,475
Apollo Commercial Real Estate Finance, Inc.	67,354	751,671
Apollo Global Management, Inc.(c)	37,224	3,737,290
Arch Capital Group Ltd.(b)	64,448	5,312,449
Ares Management Corp., Class A	8,669	1,053,110
Arthur J. Gallagher & Co.	19,271	4,473,955
Artisan Partners Asset Management, Inc., Class A(c)	20,810	871,939
Associated Banc-Corp	51,453	1,081,028
Assurant, Inc.	18,900	3,174,255
Assured Guaranty Ltd.	22,757	1,846,275
Atlantic Union Bankshares Corp.	20,354	695,293
AXIS Capital Holdings Ltd.	25,355	1,509,130
Bank of America Corp.	2,020,305	68,710,573
Bank of Hawaii Corp.(c)	9,967	630,213
Bank of New York Mellon Corp. (The)	249,579	13,841,651
Bank OZK	28,411	1,281,620
BankUnited, Inc.	29,696	839,209
Berkshire Hathaway, Inc., Class B(b)	498,422	191,264,458
BlackRock, Inc.	23,671	18,328,692
Blackstone Mortgage Trust, Inc., Class A(c)	67,572	1,333,871
Blackstone, Inc., Class A	68,380	8,509,891
Block, Inc., Class A(b)	20,001	1,300,265
BOK Financial Corp.	7,418	621,925
Bread Financial Holdings, Inc.	48,975	1,776,323
Brighthouse Financial, Inc.(b)(c)	41,930	2,170,716
Brown & Brown, Inc.	22,187	1,720,824
Cadence Bank(c)	43,426	1,156,000
Capital One Financial Corp.	204,339	27,651,153
Carlyle Group, Inc. (The)(c)	45,611	1,825,352
Cathay General Bancorp(c)	18,537	763,168
Cboe Global Markets, Inc.	11,164	2,052,501
Charles Schwab Corp. (The)	139,063	8,749,844
Chimera Investment Corp.(c)	242,090	1,162,032
Chubb Ltd.	92,329	22,620,605
Cincinnati Financial Corp.	36,504	4,044,643
Citigroup, Inc.	1,278,461	71,811,154
Citizens Financial Group, Inc.	162,367	5,309,401
CME Group, Inc., Class A	50,499	10,394,714
CNO Financial Group, Inc.	73,724	2,003,818
Coinbase Global, Inc., Class A(b)(c)	27,121	3,476,912
Columbia Banking System, Inc.	60,958	1,228,913
Comerica, Inc.	44,326	2,330,661
Commerce Bancshares, Inc.	18,430	960,572
Community Bank System, Inc.	11,958	547,318
Corebridge Financial, Inc.	64,233	1,552,512
Credicorp Ltd. (Peru)(c)	25,177	3,737,022
Cullen/Frost Bankers, Inc.	10,976	1,164,773
Discover Financial Services	77,196	8,145,722
East West Bancorp, Inc.	25,188	1,833,938
Enstar Group Ltd.(b)(c)	4,438	1,184,458
Equitable Holdings, Inc.	113,825	3,720,939
Essent Group Ltd.	22,229	1,226,152
Euronet Worldwide, Inc.(b)	7,791	776,373
Evercore, Inc., Class A	7,760	1,332,625
Everest Group Ltd.	8,709	3,352,704
F.N.B. Corp.(c)	109,564	1,444,053
FactSet Research Systems, Inc.	2,098	998,480
Fidelity National Financial, Inc.	97,841	4,894,985

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Fidelity National Information Services, Inc.	165,947	$10,331,860
Fifth Third Bancorp	206,431	7,068,197
First American Financial Corp.	43,701	2,637,355
First Citizens BancShares, Inc., Class A(c)	1,324	1,999,240
First Financial Bancorp	28,452	637,894
First Hawaiian, Inc.	40,625	881,156
First Horizon Corp.	96,436	1,373,249
Fiserv, Inc.(b)	77,485	10,992,797
FLEETCOR Technologies, Inc.(b)	8,641	2,505,285
Franklin Resources, Inc.	108,163	2,880,381
Fulton Financial Corp.(c)	50,148	781,807
Genworth Financial, Inc., Class A(b)	257,724	1,590,157
Glacier Bancorp, Inc.(c)	21,760	841,242
Global Payments, Inc.	46,632	6,212,781
Globe Life, Inc.	20,529	2,521,372
Goldman Sachs Group, Inc. (The)	89,771	34,472,962
Hancock Whitney Corp.	23,325	1,052,191
Hanover Insurance Group, Inc. (The)	10,485	1,384,125
Hartford Financial Services Group, Inc. (The)	107,217	9,323,590
Home BancShares, Inc.	34,116	799,679
Huntington Bancshares, Inc.	383,737	4,884,972
Independent Bank Corp.	8,992	504,361
Intercontinental Exchange, Inc.	66,971	8,527,417
Invesco Ltd.(e)	192,644	3,049,555
Jack Henry & Associates, Inc.	6,101	1,011,729
Jackson Financial, Inc., Class A	50,200	2,513,514
Janus Henderson Group PLC(c)	56,013	1,610,934
Jefferies Financial Group, Inc.	73,839	3,009,678
JPMorgan Chase & Co.	788,866	137,546,676
Kemper Corp.	23,019	1,381,140
KeyCorp	331,921	4,822,812
KKR & Co., Inc., Class A	90,025	7,794,364
Lazard, Inc.	33,443	1,303,608
Lincoln National Corp.	181,530	4,982,998
Loews Corp.	72,549	5,285,920
LPL Financial Holdings, Inc.	6,498	1,554,257
M&T Bank Corp.	38,491	5,315,607
Markel Group, Inc.(b)	3,741	5,601,886
Marsh & McLennan Cos., Inc.	49,309	9,558,057
Mastercard, Inc., Class A	28,791	12,933,781
MetLife, Inc.	295,006	20,449,816
MFA Financial, Inc.	79,197	876,711
MGIC Investment Corp.(c)	85,488	1,696,082
Moody’s Corp.	10,071	3,948,235
Morgan Stanley	260,236	22,702,989
Mr. Cooper Group, Inc.(b)	26,646	1,794,875
MSCI, Inc.	2,401	1,437,287
Nasdaq, Inc.	34,091	1,969,437
Navient Corp.	78,461	1,351,098
NCR Atleos Corp.(b)	31,334	701,568
New York Community Bancorp, Inc.	255,885	1,655,576
Northern Trust Corp.	53,176	4,234,937
Old National Bancorp	51,198	843,231
Old Republic International Corp.	133,166	3,733,975
OneMain Holdings, Inc.	66,411	3,161,164
Pacific Premier Bancorp, Inc.	21,675	549,895
PayPal Holdings, Inc.(b)	127,272	7,808,137
PennyMac Financial Services, Inc.(c)	11,436	997,448
PennyMac Mortgage Investment Trust(c)	58,446	838,116
Pinnacle Financial Partners, Inc.	15,791	1,395,609
PNC Financial Services Group, Inc. (The)	121,426	18,360,825
	Shares	Value
Financials-(continued)
Popular, Inc.	27,013	$2,308,261
Primerica, Inc.	6,591	1,543,349
Principal Financial Group, Inc.	77,905	6,162,285
Progressive Corp. (The)	94,237	16,797,745
Prosperity Bancshares, Inc.	21,270	1,359,366
Prudential Financial, Inc.	172,112	18,059,712
Radian Group, Inc.	54,500	1,579,410
Raymond James Financial, Inc.	27,112	2,987,200
Regions Financial Corp.	259,587	4,846,489
Reinsurance Group of America, Inc.	28,899	5,025,247
RenaissanceRe Holdings Ltd. (Bermuda)	7,384	1,689,681
Rithm Capital Corp.	281,917	3,016,512
Robinhood Markets, Inc., Class A(b)(c)	84,130	903,556
S&P Global, Inc.	13,711	6,147,327
SEI Investments Co.	13,257	838,373
Selective Insurance Group, Inc.	10,256	1,075,444
Simmons First National Corp., Class A	37,973	721,867
SLM Corp.	82,343	1,636,979
SoFi Technologies, Inc.(b)(c)	111,590	873,750
SouthState Corp.	13,976	1,161,406
Starwood Property Trust, Inc.(c)	122,344	2,487,253
State Street Corp.	94,711	6,996,302
Stifel Financial Corp.	21,281	1,552,449
Synchrony Financial	285,366	11,092,176
Synovus Financial Corp.	41,180	1,550,839
T. Rowe Price Group, Inc.	52,881	5,734,944
Texas Capital Bancshares, Inc.(b)	15,618	952,698
Travelers Cos., Inc. (The)	82,184	17,370,410
Truist Financial Corp.	396,706	14,701,924
U.S. Bancorp	418,195	17,371,820
UMB Financial Corp.	9,681	798,682
United Bankshares, Inc.(c)	32,903	1,179,573
Unum Group	98,909	4,781,261
Valley National Bancorp(c)	108,743	1,046,108
Visa, Inc., Class A(c)	68,646	18,758,206
Voya Financial, Inc.	36,485	2,640,419
W.R. Berkley Corp.	35,232	2,884,796
Webster Financial Corp.	22,847	1,130,470
Wells Fargo & Co.	1,500,553	75,297,750
Western Alliance Bancorporation	16,779	1,073,185
Western Union Co. (The)	174,138	2,188,915
WEX, Inc.(b)(c)	4,901	1,001,715
Willis Towers Watson PLC	20,102	4,951,123
Wintrust Financial Corp.	13,414	1,300,890
Zions Bancorporation N.A.	48,749	2,042,583
		1,346,096,244
Health Care-11.97%
Abbott Laboratories	190,591	21,565,372
AbbVie, Inc.	246,491	40,523,120
Acadia Healthcare Co., Inc.(b)	13,961	1,146,757
Agilent Technologies, Inc.	17,965	2,337,246
Align Technology, Inc.(b)	4,675	1,249,721
Amgen, Inc.	92,174	28,966,601
AMN Healthcare Services, Inc.(b)(c)	8,788	650,400
Avantor, Inc.(b)	72,460	1,665,855
Baxter International, Inc.	126,686	4,901,481
Becton, Dickinson and Co.	36,660	8,754,775
Biogen, Inc.(b)	30,978	7,641,033
BioMarin Pharmaceutical, Inc.(b)	9,111	802,497
Bio-Rad Laboratories, Inc., Class A(b)	4,452	1,428,602
Boston Scientific Corp.(b)	127,865	8,088,740
Bristol-Myers Squibb Co.	323,768	15,822,542

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Cardinal Health, Inc.	227,110	$24,798,141
Catalent, Inc.(b)	21,985	1,135,305
Cencora, Inc.	96,585	22,473,398
Centene Corp.(b)	252,012	18,979,024
Charles River Laboratories International, Inc.(b)	5,196	1,123,791
Cigna Group (The)	79,428	23,903,857
Community Health Systems, Inc.(b)(c)	163,418	599,744
Cooper Cos., Inc. (The)	4,614	1,721,160
CVS Health Corp.	575,592	42,806,777
Danaher Corp.	43,609	10,462,235
DaVita, Inc.(b)	26,932	2,912,965
DENTSPLY SIRONA, Inc.	36,845	1,280,364
DexCom, Inc.(b)	6,305	765,112
Edwards Lifesciences Corp.(b)	32,519	2,551,766
Elanco Animal Health, Inc.(b)	140,261	2,067,447
Elevance Health, Inc.	47,748	23,560,773
Eli Lilly and Co.	42,092	27,175,016
Encompass Health Corp.	19,854	1,410,428
Enovis Corp.(b)	13,105	769,264
Envista Holdings Corp.(b)(c)	35,464	833,404
Exelixis, Inc.(b)(c)	41,624	905,738
Fortrea Holdings, Inc.(b)(c)	21,842	676,228
Gilead Sciences, Inc.	252,246	19,740,772
HCA Healthcare, Inc.	36,331	11,077,322
Henry Schein, Inc.(b)	30,055	2,249,316
Hologic, Inc.(b)	27,978	2,082,682
Humana, Inc.	25,042	9,467,379
ICON PLC(b)(c)	9,671	2,522,874
IDEXX Laboratories, Inc.(b)	2,128	1,096,090
Illumina, Inc.(b)	14,062	2,011,007
Incyte Corp.(b)	11,552	678,911
Intuitive Surgical, Inc.(b)	16,160	6,112,035
IQVIA Holdings, Inc.(b)(c)	19,360	4,031,333
Jazz Pharmaceuticals PLC(b)	10,749	1,319,117
Johnson & Johnson	413,605	65,721,834
Laboratory Corp. of America Holdings	22,202	4,935,505
McKesson Corp.	70,433	35,208,752
Medtronic PLC	284,123	24,872,127
Merck & Co., Inc.	314,509	37,986,397
Mettler-Toledo International, Inc.(b)	762	912,259
Moderna, Inc.(b)	23,746	2,399,533
Molina Healthcare, Inc.(b)	13,461	4,798,039
Organon & Co.(c)	122,104	2,033,032
Owens & Minor, Inc.(b)(c)	59,350	1,169,789
Patterson Cos., Inc.(c)	34,310	1,024,497
Perrigo Co. PLC(c)	52,219	1,675,186
Pfizer, Inc.	1,211,348	32,803,304
Premier, Inc., Class A	29,149	630,201
Quest Diagnostics, Inc.	25,433	3,266,360
Regeneron Pharmaceuticals, Inc.(b)	9,956	9,386,318
ResMed, Inc.	8,280	1,574,856
Revvity, Inc.	14,384	1,541,677
Royalty Pharma PLC, Class A	32,804	931,306
Select Medical Holdings Corp.	41,130	1,068,969
STERIS PLC(c)	10,723	2,347,801
Stryker Corp.	27,775	9,317,957
Teladoc Health, Inc.(b)(c)	93,998	1,826,381
Teleflex, Inc.	5,463	1,326,580
Tenet Healthcare Corp.(b)	78,667	6,508,908
Thermo Fisher Scientific, Inc.	25,351	13,663,682
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	252,004	461,167
	Shares	Value
Health Care-(continued)
United Therapeutics Corp.(b)	5,300	$1,138,334
UnitedHealth Group, Inc.	121,978	62,421,022
Universal Health Services, Inc., Class B	18,401	2,922,263
Veeva Systems, Inc., Class A(b)	4,966	1,029,998
Vertex Pharmaceuticals, Inc.(b)	12,677	5,493,958
Viatris, Inc.	530,418	6,243,020
Waters Corp.(b)	3,344	1,062,422
West Pharmaceutical Services, Inc.	3,081	1,149,305
Zimmer Biomet Holdings, Inc.	30,746	3,861,698
Zoetis, Inc.	22,400	4,206,944
		779,766,898
Industrials-9.65%
3M Co.	185,392	17,491,735
A.O. Smith Corp.	16,776	1,301,985
ABM Industries, Inc.	23,366	953,099
Acuity Brands, Inc.	5,272	1,255,580
AECOM	34,291	3,024,123
AerCap Holdings N.V. (Ireland)(b)	46,885	3,589,516
AGCO Corp.	13,859	1,695,371
Air Lease Corp., Class A	37,797	1,580,293
Alight, Inc., Class A(b)	99,056	883,580
Allegion PLC	8,929	1,106,214
Allison Transmission Holdings, Inc.	22,826	1,381,886
American Airlines Group, Inc.(b)	81,712	1,162,762
AMETEK, Inc.	18,159	2,942,666
API Group Corp.(b)(c)	36,156	1,139,637
Applied Industrial Technologies, Inc.	5,146	908,063
ASGN, Inc.(b)	11,748	1,090,449
Atkore, Inc.(b)(c)	5,108	779,123
Automatic Data Processing, Inc.	36,625	9,001,692
Avis Budget Group, Inc.(c)	9,067	1,484,359
Beacon Roofing Supply, Inc.(b)	19,522	1,618,179
Boeing Co. (The)(b)	78,386	16,542,581
Boise Cascade Co.(c)	16,974	2,299,298
Booz Allen Hamilton Holding Corp.	18,482	2,601,711
Brink’s Co. (The)	11,958	966,685
Broadridge Financial Solutions, Inc.	13,287	2,713,205
Builders FirstSource, Inc.(b)	37,286	6,477,697
BWX Technologies, Inc.	12,060	982,649
C.H. Robinson Worldwide, Inc.	33,910	2,851,492
CACI International, Inc., Class A(b)	5,190	1,783,959
Carlisle Cos., Inc.	5,927	1,862,619
Carrier Global Corp.	129,430	7,081,115
Caterpillar, Inc.	79,091	23,751,818
Cintas Corp.	6,120	3,699,968
Clarivate PLC(b)(c)	139,168	1,244,162
Clean Harbors, Inc.(b)(c)	8,104	1,361,148
Concentrix Corp.	6,227	553,393
Copart, Inc.(b)	41,152	1,976,942
CoreCivic, Inc.(b)	87,154	1,239,330
Crane Co.	7,959	987,791
CSX Corp.	321,217	11,467,447
Cummins, Inc.	30,339	7,260,123
Curtiss-Wright Corp.	4,952	1,102,167
Deere & Co.	29,438	11,586,208
Delta Air Lines, Inc.	54,487	2,132,621
Donaldson Co., Inc.	15,945	1,029,888
Dover Corp.	18,408	2,757,150
Dun & Bradstreet Holdings, Inc.(c)	62,528	724,700
Dycom Industries, Inc.(b)(c)	9,635	1,076,229
Eaton Corp. PLC	57,736	14,207,675
EMCOR Group, Inc.	10,300	2,349,533

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Emerson Electric Co.	106,672	$9,785,023
EnerSys	8,620	823,813
Equifax, Inc.	9,554	2,334,424
Expeditors International of Washington, Inc.	23,897	3,018,908
Fastenal Co.	63,818	4,354,302
FedEx Corp.	81,029	19,551,487
Flowserve Corp.	32,603	1,301,838
Fluor Corp.(b)	57,284	2,160,180
Fortive Corp.	35,963	2,811,587
Fortune Brands Innovations, Inc.	26,556	2,060,480
FTI Consulting, Inc.(b)(c)	4,979	954,026
GATX Corp.(c)	9,049	1,109,860
Generac Holdings, Inc.(b)	8,768	996,659
General Dynamics Corp.	48,619	12,883,549
General Electric Co.	205,939	27,270,442
Genpact Ltd.	23,282	835,824
GEO Group, Inc. (The)(b)(c)	118,216	1,314,562
GMS, Inc.(b)	14,793	1,244,979
Grab Holdings Ltd., Class A (Singapore)(b)(c)	300,707	923,170
Graco, Inc.	14,195	1,210,833
GXO Logistics, Inc.(b)	29,515	1,605,026
HEICO Corp.(c)	1,813	325,597
HEICO Corp., Class A	3,156	446,479
Hexcel Corp.	10,042	666,688
Hillenbrand, Inc.(c)	15,531	723,279
Honeywell International, Inc.	91,114	18,428,718
Howmet Aerospace, Inc.	42,005	2,363,201
Hub Group, Inc., Class A(b)	19,110	865,301
Hubbell, Inc.	6,892	2,312,748
Huntington Ingalls Industries, Inc.	10,420	2,697,946
IDEX Corp.	6,391	1,351,696
Illinois Tool Works, Inc.	34,294	8,947,305
Ingersoll Rand, Inc.	42,654	3,406,348
Insperity, Inc.	5,895	676,098
ITT, Inc.	11,099	1,340,537
J.B. Hunt Transport Services, Inc.	10,610	2,132,398
Jacobs Solutions, Inc.	21,466	2,892,973
JELD-WEN Holding, Inc.(b)(c)	75,588	1,405,937
Johnson Controls International PLC	138,179	7,280,652
KBR, Inc.	21,203	1,104,888
Kennametal, Inc.(c)	26,568	651,447
Kirby Corp.(b)	13,469	1,059,472
Knight-Swift Transportation Holdings, Inc.	33,268	1,908,918
L3Harris Technologies, Inc.	30,510	6,358,894
Landstar System, Inc.	5,967	1,143,993
Leidos Holdings, Inc.	30,100	3,325,147
Lennox International, Inc.	3,807	1,630,005
Lincoln Electric Holdings, Inc.	5,783	1,285,098
Lockheed Martin Corp.	40,092	17,215,906
ManpowerGroup, Inc.	33,469	2,481,392
Masco Corp.	36,763	2,473,782
MasTec, Inc.(b)(c)	16,315	1,071,406
MasterBrand, Inc.(b)	98,576	1,386,964
Maximus, Inc.(c)	10,802	876,258
MDU Resources Group, Inc.	60,599	1,182,286
Middleby Corp. (The)(b)(c)	8,256	1,164,674
MillerKnoll, Inc.	30,542	812,112
MSC Industrial Direct Co., Inc., Class A	14,283	1,409,446
Mueller Industries, Inc.	26,197	1,257,456
Nordson Corp.	4,606	1,159,422
Norfolk Southern Corp.	38,155	8,975,582
Northrop Grumman Corp.	22,082	9,865,354
	Shares	Value
Industrials-(continued)
nVent Electric PLC	23,714	$1,423,789
Old Dominion Freight Line, Inc.	4,605	1,800,647
OPENLANE, Inc.(b)	55,714	784,453
Oshkosh Corp.	20,186	2,222,479
Otis Worldwide Corp.	43,190	3,819,724
Owens Corning	23,581	3,573,229
PACCAR, Inc.	109,514	10,994,110
Parker-Hannifin Corp.	14,851	6,898,289
Paychex, Inc.	35,425	4,312,285
Pentair PLC	25,551	1,869,567
Plug Power, Inc.(b)(c)	46,286	205,973
Quanta Services, Inc.	15,625	3,032,031
Regal Rexnord Corp.	11,274	1,504,628
Republic Services, Inc.	28,066	4,802,654
Resideo Technologies, Inc.(b)	56,611	949,366
Robert Half, Inc.	19,224	1,529,077
Rockwell Automation, Inc.	11,077	2,805,583
RTX Corp.	235,265	21,437,347
Rush Enterprises, Inc., Class A(c)	18,821	845,251
RXO, Inc.(b)(c)	36,036	749,549
Ryder System, Inc.	28,619	3,250,260
Science Applications International Corp.	12,454	1,589,878
Sensata Technologies Holding PLC(c)	31,594	1,142,755
Snap-on, Inc.	9,117	2,643,292
Southwest Airlines Co.	39,600	1,183,644
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	28,730	788,926
SS&C Technologies Holdings, Inc.	33,670	2,054,543
Stanley Black & Decker, Inc.	60,130	5,610,129
Stericycle, Inc.(b)	18,017	864,816
Sunrun, Inc.(b)(c)	45,950	665,356
Terex Corp.	14,796	908,918
Textron, Inc.	42,063	3,563,157
Timken Co. (The)	12,805	1,048,858
Toro Co. (The)	9,396	868,942
Trane Technologies PLC	24,433	6,158,338
TransDigm Group, Inc.	6,998	7,646,575
TransUnion(c)	20,737	1,434,793
Trinity Industries, Inc.	32,888	826,804
Uber Technologies, Inc.(b)	114,327	7,462,123
UFP Industries, Inc.	12,862	1,459,194
U-Haul Holding Co.(b)(c)	1,752	116,088
U-Haul Holding Co., Series N	16,314	1,041,975
Union Pacific Corp.	91,239	22,255,929
United Airlines Holdings, Inc.(b)	39,823	1,647,876
United Parcel Service, Inc., Class B	127,041	18,027,118
United Rentals, Inc.	11,489	7,185,221
Valmont Industries, Inc.	2,449	552,764
Veralto Corp.	14,558	1,116,453
Verisk Analytics, Inc.	9,497	2,293,810
Vestis Corp.	33,242	711,379
W.W. Grainger, Inc.	4,464	3,998,137
Wabtec Corp.	26,100	3,433,977
Waste Management, Inc.	51,573	9,573,496
Watsco, Inc.(c)	4,511	1,763,711
Werner Enterprises, Inc.(c)	20,143	796,656
WESCO International, Inc.	13,709	2,378,786
WillScot Mobile Mini Holdings Corp.(b)	14,363	679,370
Woodward, Inc.	8,629	1,188,817
XPO, Inc.(b)	30,570	2,611,901

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Xylem, Inc.	18,240	$2,050,906
ZIM Integrated Shipping Services Ltd. (Israel)(c)	69,765	1,046,475
		628,878,568
Information Technology-14.75%
Accenture PLC, Class A	63,088	22,956,461
Adobe, Inc.(b)	21,429	13,238,408
Advanced Micro Devices, Inc.(b)	48,086	8,063,541
Akamai Technologies, Inc.(b)	25,472	3,138,915
Amdocs Ltd.	18,874	1,730,368
Amkor Technology, Inc.	30,376	961,704
Amphenol Corp., Class A	46,338	4,684,772
Analog Devices, Inc.	48,418	9,313,686
ANSYS, Inc.(b)	5,339	1,750,284
Apple, Inc.	824,690	152,072,836
Applied Materials, Inc.	75,240	12,361,932
Arista Networks, Inc.(b)	9,172	2,372,613
Arrow Electronics, Inc.(b)(c)	43,772	4,865,258
Autodesk, Inc.(b)	3,989	1,012,448
Avnet, Inc.	63,088	2,857,886
Broadcom, Inc.	44,850	52,923,000
Cadence Design Systems, Inc.(b)	6,921	1,996,432
CDW Corp.	15,860	3,595,779
Check Point Software Technologies Ltd. (Israel)(b)	10,005	1,590,095
Ciena Corp.(b)	28,350	1,502,550
Cirrus Logic, Inc.(b)	6,953	536,772
Cisco Systems, Inc.	756,041	37,938,137
Cognex Corp.	15,693	567,145
Cognizant Technology Solutions Corp., Class A	99,223	7,652,078
Coherent Corp.(b)	19,248	915,050
CommScope Holding Co., Inc.(b)	189,107	438,728
Corning, Inc.	164,130	5,332,584
Crane NXT Co.(c)	7,959	463,851
Dell Technologies, Inc., Class C	75,755	6,278,574
DXC Technology Co.(b)(c)	134,114	2,923,685
Entegris, Inc.	9,428	1,109,676
EPAM Systems, Inc.(b)	3,083	857,413
F5, Inc.(b)	8,210	1,508,177
First Solar, Inc.(b)	10,473	1,532,200
Flex Ltd.(b)	220,391	5,232,082
Gartner, Inc.(b)	3,281	1,500,861
Gen Digital, Inc.	130,192	3,056,908
GoDaddy, Inc., Class A(b)	10,147	1,082,279
Hewlett Packard Enterprise Co.	587,406	8,981,438
HP, Inc.	396,265	11,376,768
Insight Enterprises, Inc.(b)(c)	10,997	2,031,586
Intel Corp.	2,055,238	88,539,653
International Business Machines Corp.	256,264	47,065,446
Intuit, Inc.	11,812	7,457,270
Jabil, Inc.	45,945	5,756,449
Juniper Networks, Inc.	71,760	2,652,250
Keysight Technologies, Inc.(b)	10,048	1,539,956
KLA Corp.	9,136	5,427,149
Kyndryl Holdings, Inc.(b)	159,954	3,282,256
Lam Research Corp.	11,403	9,409,414
Lumentum Holdings, Inc.(b)	13,763	756,139
Marvell Technology, Inc.	69,957	4,736,089
Microchip Technology, Inc.	43,841	3,734,376
Micron Technology, Inc.	269,812	23,136,379
Microsoft Corp.	433,951	172,530,239
	Shares	Value
Information Technology-(continued)
MKS Instruments, Inc.	9,825	$1,045,871
Motorola Solutions, Inc.	11,405	3,643,898
NCR Voyix Corp.(b)(c)	62,850	923,895
NetApp, Inc.	40,582	3,538,750
NVIDIA Corp.	43,224	26,594,430
NXP Semiconductors N.V. (China)	26,547	5,590,002
Okta, Inc.(b)	14,153	1,169,745
ON Semiconductor Corp.(b)	32,065	2,280,783
Oracle Corp.	157,281	17,568,288
Plexus Corp.(b)	7,600	719,872
Qorvo, Inc.(b)	21,092	2,103,716
QUALCOMM, Inc.	141,306	20,985,354
Roper Technologies, Inc.	8,707	4,675,659
Salesforce, Inc.(b)	84,588	23,776,841
Sanmina Corp.(b)	24,791	1,482,998
Seagate Technology Holdings PLC	61,802	5,295,195
ServiceNow, Inc.(b)	3,287	2,515,870
Skyworks Solutions, Inc.	25,067	2,618,499
Snowflake, Inc., Class A(b)	5,907	1,155,645
Synopsys, Inc.(b)	5,686	3,032,628
TD SYNNEX Corp.	14,268	1,426,515
TE Connectivity Ltd.	46,803	6,654,919
Teledyne Technologies, Inc.(b)	5,182	2,168,512
Teradyne, Inc.(c)	12,764	1,232,875
Texas Instruments, Inc.	100,036	16,017,764
Trimble, Inc.(b)	28,528	1,450,934
Twilio, Inc., Class A(b)	27,546	1,937,310
Tyler Technologies, Inc.(b)	2,206	932,587
Viasat, Inc.(b)(c)	29,066	646,137
Vishay Intertechnology, Inc.(c)	42,106	914,963
Vontier Corp.	37,851	1,309,266
Western Digital Corp.(b)	161,002	9,217,365
Workday, Inc., Class A(b)	5,395	1,570,323
Xerox Holdings Corp.(c)	117,230	2,164,066
Zebra Technologies Corp., Class A(b)	5,708	1,367,351
Zoom Video Communications, Inc., Class A(b)	17,232	1,113,360
		961,170,211
Materials-3.26%
Air Products and Chemicals, Inc.	28,039	7,169,853
Albemarle Corp.	8,304	952,801
Alcoa Corp.	77,907	2,317,733
AptarGroup, Inc.	9,944	1,291,527
Ashland, Inc.	9,014	843,891
Avery Dennison Corp.	12,172	2,427,705
Avient Corp.	22,896	829,064
Axalta Coating Systems Ltd.(b)	50,012	1,621,389
Ball Corp.	56,137	3,112,797
Berry Global Group, Inc.	52,138	3,412,953
Cabot Corp.	11,636	838,956
Celanese Corp.(c)	25,571	3,740,782
CF Industries Holdings, Inc.	34,059	2,571,795
Chemours Co. (The)(c)	50,769	1,531,701
Cleveland-Cliffs, Inc.(b)(c)	113,674	2,279,164
Commercial Metals Co.	23,009	1,201,530
Constellium SE(b)(c)	90,302	1,693,163
Corteva, Inc.	96,555	4,391,321
Crown Holdings, Inc.	26,487	2,344,099
Dow, Inc.	243,292	13,040,451
DuPont de Nemours, Inc.	138,876	8,582,537
Eastman Chemical Co.	45,047	3,763,677
Ecolab, Inc.	29,089	5,766,022

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Element Solutions, Inc.	37,856	$841,539
FMC Corp.	14,938	839,516
Freeport-McMoRan, Inc.	186,596	7,405,995
Graphic Packaging Holding Co.	71,459	1,822,919
H.B. Fuller Co.	11,405	864,157
Huntsman Corp.	73,702	1,808,647
International Flavors & Fragrances, Inc.	52,739	4,254,983
International Paper Co.	189,375	6,785,306
Knife River Corp.(b)(c)	15,312	1,002,783
Linde PLC	55,640	22,524,741
Louisiana-Pacific Corp.	15,803	1,051,690
LyondellBasell Industries N.V., Class A	109,252	10,282,798
Martin Marietta Materials, Inc.	6,715	3,414,040
Mosaic Co. (The)	72,050	2,212,656
Newmont Corp.	191,482	6,608,044
Nucor Corp.	51,002	9,533,804
O-I Glass, Inc.(b)(c)	67,593	984,154
Olin Corp.	31,339	1,631,822
Packaging Corp. of America	20,856	3,459,593
PPG Industries, Inc.	41,047	5,789,269
Reliance Steel & Aluminum Co.	12,857	3,669,645
Royal Gold, Inc.(c)	6,296	720,199
RPM International, Inc.	21,158	2,256,712
Scotts Miracle-Gro Co. (The)(c)	12,040	677,370
Sealed Air Corp.	27,765	959,281
Sherwin-Williams Co. (The)	21,182	6,447,377
Silgan Holdings, Inc.	17,879	821,361
Sonoco Products Co.	28,002	1,593,314
Southern Copper Corp. (Mexico)	12,580	1,032,818
Steel Dynamics, Inc.	29,820	3,598,976
Summit Materials, Inc., Class A(b)	31,567	1,142,094
Sylvamo Corp.	17,868	829,611
Trinseo PLC	36,799	221,898
United States Steel Corp.(c)	131,709	6,192,957
Vulcan Materials Co.	14,026	3,170,016
Warrior Met Coal, Inc.	32,244	2,069,097
Westlake Corp.	7,609	1,052,705
WestRock Co.	179,546	7,228,522
		212,527,320
Real Estate-3.02%
Alexandria Real Estate Equities, Inc.(c)	24,232	2,929,649
American Homes 4 Rent, Class A	37,020	1,297,551
American Tower Corp.	43,963	8,601,361
Americold Realty Trust, Inc.	41,775	1,148,813
Anywhere Real Estate, Inc.(b)(c)	142,668	1,015,796
Apartment Income REIT Corp.(c)	26,781	875,471
Apple Hospitality REIT, Inc.	69,277	1,112,589
AvalonBay Communities, Inc.	24,921	4,461,108
Boston Properties, Inc.	51,829	3,446,628
Brandywine Realty Trust, (Acquired 03/28/2013 - 01/17/2024; Cost $1,190,620)(c)(f)	127,050	602,217
Brixmor Property Group, Inc.	73,203	1,642,675
Camden Property Trust	15,702	1,473,476
CBRE Group, Inc., Class A(b)	68,649	5,925,095
COPT Defense Properties(c)	31,031	731,090
CoStar Group, Inc.(b)	19,156	1,599,143
Cousins Properties, Inc.	49,784	1,140,551
Crown Castle, Inc.	60,386	6,536,784
CubeSmart	27,547	1,190,581
Cushman & Wakefield PLC(b)	83,917	882,807
DiamondRock Hospitality Co.(c)	94,508	863,803
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	59,081	$8,298,517
DigitalBridge Group, Inc.(c)	78,313	1,538,067
Douglas Emmett, Inc.(c)	77,137	1,045,206
EPR Properties	25,540	1,130,656
Equinix, Inc.	8,420	6,986,663
Equity LifeStyle Properties, Inc.	17,474	1,182,815
Equity Residential	72,282	4,350,654
Essex Property Trust, Inc.(c)	11,438	2,668,142
Extra Space Storage, Inc.	22,612	3,266,077
Federal Realty Investment Trust	13,985	1,422,694
First Industrial Realty Trust, Inc.	15,469	796,963
Gaming and Leisure Properties, Inc.	34,473	1,573,692
Healthcare Realty Trust, Inc.(c)	64,505	1,039,176
Healthpeak Properties, Inc.	112,389	2,079,197
Highwoods Properties, Inc.(c)	42,499	976,202
Host Hotels & Resorts, Inc.	181,440	3,487,277
Howard Hughes Holdings, Inc.(b)	8,355	669,068
Hudson Pacific Properties, Inc.(c)	110,587	905,708
Invitation Homes, Inc.	84,128	2,770,335
Iron Mountain, Inc.	67,132	4,532,753
JBG SMITH Properties, (Acquired 03/20/2020 - 01/17/2024; Cost $1,149,783)(c)(f)	44,820	717,120
Jones Lang LaSalle, Inc.(b)(c)	18,281	3,236,834
Kilroy Realty Corp.	40,743	1,456,970
Kimco Realty Corp.	129,365	2,613,173
Kite Realty Group Trust	39,871	853,239
Lamar Advertising Co., Class A	14,771	1,546,228
LXP Industrial Trust	66,704	606,339
Macerich Co. (The)(c)	125,746	1,985,529
Medical Properties Trust, Inc.(c)	187,783	582,127
Mid-America Apartment Communities, Inc.	16,768	2,119,140
NET Lease Office Properties(c)	1,970	48,817
NNN REIT, Inc.	28,200	1,137,588
Omega Healthcare Investors, Inc.	62,292	1,806,468
Outfront Media, Inc.(c)	44,646	581,291
Paramount Group, Inc.	150,707	715,858
Park Hotels & Resorts, Inc.	152,609	2,301,344
Phillips Edison & Co., Inc.	22,910	795,206
Physicians Realty Trust	58,316	713,788
Piedmont Office Realty Trust, Inc., Class A	78,080	530,944
PotlatchDeltic Corp.	20,056	897,105
Prologis, Inc.	72,540	9,190,093
Public Storage	13,837	3,918,500
Rayonier, Inc.	27,175	823,403
Realty Income Corp.	99,835	5,430,026
Regency Centers Corp.(c)	34,418	2,156,976
Rexford Industrial Realty, Inc.	14,899	783,538
RLJ Lodging Trust	82,098	950,695
Sabra Health Care REIT, Inc.	91,591	1,221,824
SBA Communications Corp., Class A	4,164	932,153
Service Properties Trust	91,723	709,019
Simon Property Group, Inc.	61,284	8,494,575
SITE Centers Corp.(c)	56,915	758,108
SL Green Realty Corp.	52,543	2,361,808
STAG Industrial, Inc.	27,546	1,017,549
Sun Communities, Inc.	14,492	1,816,572
Sunstone Hotel Investors, Inc.(c)	73,098	779,956
UDR, Inc.	44,125	1,589,383
Uniti Group, Inc.(c)	192,583	1,012,987
Ventas, Inc.(c)	119,049	5,522,683
VICI Properties, Inc.	77,196	2,325,144

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Real Estate-(continued)
Vornado Realty Trust	124,955	$3,397,526
W.P. Carey, Inc.(c)	28,800	1,784,448
Welltower, Inc.	100,768	8,717,440
Weyerhaeuser Co.	191,899	6,288,530
Zillow Group, Inc., Class A(b)	7,349	404,856
Zillow Group, Inc., Class C(b)(c)	20,480	1,164,083
		196,994,033
Utilities-3.73%
AES Corp. (The)	175,289	2,923,821
ALLETE, Inc.	17,523	1,035,785
Alliant Energy Corp.	55,632	2,707,053
Ameren Corp.	55,716	3,876,162
American Electric Power Co., Inc.	133,250	10,412,155
American Water Works Co., Inc.	23,563	2,922,283
Atmos Energy Corp.	24,089	2,744,701
Avangrid, Inc.(c)	26,536	806,164
Avista Corp.	25,018	850,862
Black Hills Corp.	20,087	1,039,703
CenterPoint Energy, Inc.	165,734	4,630,608
CMS Energy Corp.	68,063	3,890,481
Consolidated Edison, Inc.	103,886	9,443,237
Constellation Energy Corp.	75,480	9,208,560
Dominion Energy, Inc.	263,132	12,030,395
DTE Energy Co.	50,830	5,358,499
Duke Energy Corp.	234,729	22,494,080
Edison International	113,650	7,669,102
Entergy Corp.	64,011	6,385,737
Essential Utilities, Inc.	33,751	1,210,311
Evergy, Inc.	67,681	3,436,164
Eversource Energy	85,484	4,634,943
Exelon Corp.	307,833	10,715,667
FirstEnergy Corp.	169,700	6,224,596
Hawaiian Electric Industries, Inc.	32,946	427,310
IDACORP, Inc.	11,286	1,044,858
National Fuel Gas Co.	21,708	1,023,749
New Jersey Resources Corp.	19,017	776,464
NextEra Energy, Inc.	256,769	15,054,366
NiSource, Inc.	109,519	2,844,208
NorthWestern Energy Group, Inc.	18,317	881,414
NRG Energy, Inc.	98,425	5,220,462
OGE Energy Corp.	58,171	1,933,604
ONE Gas, Inc.(c)	13,401	822,419
PG&E Corp.	270,781	4,568,075
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.	41,207	$2,839,162
PNM Resources, Inc.	21,593	782,314
Portland General Electric Co.	25,853	1,058,163
PPL Corp.	291,100	7,626,820
Public Service Enterprise Group, Inc.	124,048	7,193,544
Sempra	125,735	8,997,597
Southern Co. (The)	285,211	19,827,869
Southwest Gas Holdings, Inc.(c)	22,886	1,342,951
Spire, Inc.	16,017	909,285
UGI Corp.	79,605	1,762,455
Vistra Corp.	161,126	6,611,000
WEC Energy Group, Inc.	66,641	5,381,927
Xcel Energy, Inc.	124,963	7,481,535
		243,062,620
Total Common Stocks & Other Equity Interests (Cost $5,042,677,629)		6,511,715,008
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(g) (Cost $4,606,225)	4,606,225	4,606,225
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $5,047,283,854)		6,516,321,233
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.62%
Invesco Private Government Fund, 5.29%(e)(g)(h)	47,648,465	47,648,465
Invesco Private Prime Fund, 5.52%(e)(g)(h)	123,240,128	123,326,396
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,965,149)		170,974,861
TOTAL INVESTMENTS IN SECURITIES-102.60% (Cost $5,218,249,003)		6,687,296,094
OTHER ASSETS LESS LIABILITIES-(2.60)%		(169,279,043)
NET ASSETS-100.00%		$6,518,017,051

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Invesco Ltd.	$3,377,265	$75,075	$(155,131)	$(257,048)	$9,394	$3,049,555	$117,362
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$152,574	$147,228,183	$(142,774,532)	$-	$-	$4,606,225	$121,048
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	84,632,506	523,368,094	(560,352,135)	-	-	47,648,465	2,889,908*
Invesco Private Prime Fund	216,910,939	957,699,303	(1,051,420,042)	23,924	112,272	123,326,396	7,711,762*
Total	$305,073,284	$1,628,370,655	$(1,754,701,840)	$(233,124)	$121,666	$178,630,641	$10,840,080

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The aggregate value of these securities at January 31, 2024 was $1,319,337, which represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.60%
Advantage Solutions, Inc.(b)(c)	258,977	$1,043,677
AMC Entertainment Holdings, Inc.(b)(c)	55,007	222,780
Atlanta Braves Holdings, Inc., Class H(b)(c)	3,849	165,776
Atlanta Braves Holdings, Inc., Series C(b)(c)	14,764	595,137
ATN International, Inc.	19,354	714,163
Bandwidth, Inc., Class A(b)(c)	23,833	329,849
Boston Omaha Corp., Class A(b)(c)	15,015	232,582
Bumble, Inc., Class A(b)(c)	67,516	926,320
Cardlytics, Inc.(b)(c)	128,670	983,039
CarGurus, Inc.(b)	67,788	1,575,393
Cars.com, Inc.(b)	48,664	848,214
Clear Channel Outdoor Holdings, Inc.(b)(c)	1,215,684	2,090,976
Cogent Communications Holdings, Inc.	41,336	3,191,139
Consolidated Communications Holdings, Inc.(b)	149,434	648,544
Cumulus Media, Inc., Class A(b)(c)	56,049	257,825
E.W. Scripps Co. (The), Class A(b)(c)	125,634	1,001,303
EchoStar Corp., Class A(b)(c)	154,872	2,073,736
Entravision Communications Corp., Class A(c)	100,342	404,378
fuboTV, Inc.(b)(c)	320,168	797,218
Gannett Co., Inc.(b)(c)	526,953	1,301,574
Gogo, Inc.(b)(c)	21,160	187,266
Gray Television, Inc.(c)	334,775	3,197,101
IDT Corp., Class B(b)(c)	22,585	780,989
iHeartMedia, Inc., Class A(b)(c)	326,566	884,994
IMAX Corp.(b)	44,506	621,749
Iridium Communications, Inc.	45,598	1,653,383
John Wiley & Sons, Inc., Class A	79,316	2,684,053
Madison Square Garden Entertainment Corp.(b)(c)	36,249	1,208,542
Madison Square Garden Sports Corp., Class A(b)(c)	2,673	494,772
Magnite, Inc.(b)(c)	73,283	648,555
Marcus Corp. (The)(c)	56,839	771,874
New York Times Co. (The), Class A	93,068	4,519,382
Outbrain, Inc.(b)	116,136	456,414
Pinterest, Inc., Class A(b)	144,323	5,407,783
Playstudios, Inc.(b)	89,298	196,456
Playtika Holding Corp.(b)(c)	100,271	723,957
PubMatic, Inc., Class A(b)(c)	26,798	406,794
QuinStreet, Inc.(b)	37,687	477,494
Roblox Corp., Class A(b)	18,979	736,575
Roku, Inc., Class A(b)	50,241	4,424,222
Scholastic Corp.	48,968	1,882,330
Shenandoah Telecommunications Co.(c)	74,998	1,536,709
Shutterstock, Inc.(c)	11,074	520,146
Sinclair, Inc.(c)	145,779	2,288,730
Sirius XM Holdings, Inc.(c)	629,345	3,203,366
Skillz, Inc., (Acquired 03/18/2022 - 01/19/2024; Cost $556,773)(b)(c)(d)	37,998	204,429
Sphere Entertainment Co.(b)(c)	35,886	1,269,647
Spok Holdings, Inc.(c)	40,012	662,599
Stagwell, Inc.(b)(c)	68,855	448,935
Taboola.com Ltd. (Israel)(b)(c)	273,653	1,291,642
TechTarget, Inc.(b)(c)	10,951	374,196
Thryv Holdings, Inc.(b)(c)	88,578	1,810,534
Trade Desk, Inc. (The), Class A(b)	40,394	2,764,161
TripAdvisor, Inc.(b)(c)	92,870	2,005,992
TrueCar, Inc.(b)	188,389	666,897
Vimeo, Inc.(b)(c)	214,050	849,778
WideOpenWest, Inc.(b)(c)	141,670	525,596
	Shares	Value
Communication Services-(continued)
Yelp, Inc.(b)(c)	61,552	$2,691,669
Ziff Davis, Inc.(b)(c)	48,709	3,282,987
ZipRecruiter, Inc., Class A(b)(c)	21,054	293,072
ZoomInfo Technologies, Inc., Class A(b)	74,073	1,188,131
		79,647,524
Consumer Discretionary-13.87%
1-800-Flowers.com, Inc., Class A(b)(c)	81,147	843,929
2U, Inc.(b)(c)	129,788	110,411
Aaron’s Co., Inc. (The)	130,632	1,344,203
Accel Entertainment, Inc.(b)(c)	40,798	418,180
Acushnet Holdings Corp.(c)	32,646	2,067,798
Adtalem Global Education, Inc.(b)	59,981	3,027,841
Afya Ltd., Class A (Brazil)(b)(c)	32,339	634,491
Allbirds, Inc., Class A(b)	131,493	126,168
American Outdoor Brands, Inc.(b)	36,897	315,838
American Public Education, Inc.(b)(c)	65,168	689,477
America’s Car-Mart, Inc.(b)(c)	10,000	608,900
AMMO, Inc.(b)(c)	146,977	318,940
Arcos Dorados Holdings, Inc., Class A (Brazil)	210,987	2,612,019
Arko Corp.(c)	167,055	1,303,029
Bally’s Corp.(b)(c)	101,818	1,146,471
BARK, Inc.(b)	263,990	271,910
Barnes & Noble Education, Inc.(b)	171,603	147,029
Bassett Furniture Industries, Inc.	20,810	322,555
Beazer Homes USA, Inc.(b)	175,554	5,573,840
Beyond, Inc.(b)(c)	106,289	2,337,295
Big 5 Sporting Goods Corp.(c)	130,538	656,606
BJ’s Restaurants, Inc.(b)(c)	37,098	1,283,962
Bloomin’ Brands, Inc.(c)	148,567	3,954,854
Boot Barn Holdings, Inc.(b)(c)	24,124	1,730,656
Boyd Gaming Corp.	61,419	3,899,492
Bright Horizons Family Solutions, Inc.(b)(c)	50,721	4,983,338
Brinker International, Inc.(b)(c)	104,139	4,456,108
Buckle, Inc. (The)(c)	65,685	2,442,825
Build-A-Bear Workshop, Inc.(c)	17,576	395,987
Caleres, Inc.(c)	83,018	2,604,275
Camping World Holdings, Inc., Class A(c)	85,512	2,124,973
CarParts.com, Inc.(b)	56,066	150,818
Carriage Services, Inc.	17,207	425,185
Carvana Co.(b)(c)	197,418	8,500,819
Cato Corp. (The), Class A(c)	68,255	461,404
Cavco Industries, Inc.(b)(c)	8,200	2,721,744
Century Communities, Inc.	58,510	5,072,817
Cheesecake Factory, Inc. (The)(c)	66,566	2,287,873
Chegg, Inc.(b)(c)	113,951	1,122,417
Children’s Place, Inc. (The)(b)(c)	48,062	1,070,821
Choice Hotels International, Inc.	14,129	1,711,304
Churchill Downs, Inc.	18,927	2,289,599
Chuy’s Holdings, Inc.(b)(c)	18,729	633,227
Citi Trends, Inc.(b)(c)	26,859	723,313
Clarus Corp.(c)	38,772	229,530
Columbia Sportswear Co.(c)	36,800	2,916,768
Conn’s, Inc.(b)(c)	152,629	694,462
Container Store Group, Inc. (The)(b)(c)	209,936	342,196
ContextLogic, Inc., Class A(b)(c)	77,438	338,404
Cooper-Standard Holdings, Inc.(b)(c)	165,844	2,917,196
Coursera, Inc.(b)(c)	61,148	1,170,373
Crocs, Inc.(b)(c)	17,883	1,814,767
Dave & Buster’s Entertainment, Inc.(b)(c)	36,890	1,974,722
Denny’s Corp.(b)	66,956	711,742
Designer Brands, Inc., Class A(c)	241,560	2,070,169
Despegar.com Corp. (Argentina)(b)	58,224	519,358
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Destination XL Group, Inc.(b)(c)	64,067	$273,566
Dillard’s, Inc., Class A(c)	4,814	1,864,318
Dine Brands Global, Inc.(c)	16,022	747,426
DoorDash, Inc., Class A(b)	68,207	7,107,169
Dorman Products, Inc.(b)(c)	22,787	1,855,090
DraftKings, Inc., Class A(b)	86,823	3,390,438
Dream Finders Homes, Inc., Class A(b)(c)	30,369	998,229
Duluth Holdings, Inc., Class B(b)(c)	59,166	288,730
El Pollo Loco Holdings, Inc.(b)	35,546	329,156
Ethan Allen Interiors, Inc.	50,764	1,478,755
Etsy, Inc.(b)	22,759	1,514,839
Everi Holdings, Inc.(b)	82,809	862,042
Express, Inc.(b)(c)	55,125	394,695
Figs, Inc., Class A(b)(c)	47,435	273,226
Fisker, Inc.(b)(c)	62,020	49,765
Five Below, Inc.(b)	18,737	3,362,542
Fossil Group, Inc.(b)(c)	406,652	471,716
Fox Factory Holding Corp.(b)(c)	18,042	1,137,368
Frontdoor, Inc.(b)	82,732	2,710,300
Full House Resorts, Inc.(b)(c)	31,666	149,464
Funko, Inc., Class A(b)(c)	72,633	513,515
Garrett Motion, Inc. (Switzerland)(b)(c)	90,089	773,865
Genesco, Inc.(b)(c)	58,953	1,637,714
Genius Sports Ltd. (United Kingdom)(b)(c)	79,279	531,962
Gentherm, Inc.(b)	28,873	1,390,235
Global-e Online Ltd. (Israel)(b)	15,147	572,102
Golden Entertainment, Inc.(c)	28,365	1,088,649
GoPro, Inc., Class A(b)(c)	213,153	635,196
Grand Canyon Education, Inc.(b)	27,291	3,563,932
Green Brick Partners, Inc.(b)	38,531	2,010,162
Groupon, Inc.(b)(c)	211,479	2,888,803
GrowGeneration Corp.(b)(c)	101,362	234,146
Guess?, Inc.(c)	85,695	1,914,426
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 01/19/2024; Cost $1,207,189)(c)(d)	51,551	1,747,579
Helen of Troy Ltd.(b)(c)	34,069	3,900,901
Hibbett, Inc.(c)	27,102	1,806,348
Hilton Grand Vacations, Inc.(b)(c)	77,457	3,229,957
Holley, Inc.(b)	244,942	1,168,373
Hooker Furnishings Corp.(c)	26,954	622,098
Hovnanian Enterprises, Inc., Class A(b)(c)	37,266	6,296,836
Hyatt Hotels Corp., Class A(c)	26,537	3,406,555
Installed Building Products, Inc.(c)	15,483	3,016,863
iRobot Corp.(b)(c)	54,673	743,553
J Jill, Inc.(b)(c)	11,098	258,694
Jack in the Box, Inc.(c)	29,552	2,304,169
JAKKS Pacific, Inc.(b)	14,499	454,689
JOANN, Inc.(b)(c)	142,761	66,113
Johnson Outdoors, Inc., Class A(c)	9,271	414,970
Kirkland’s, Inc.(b)(c)	145,791	481,110
Kontoor Brands, Inc.(c)	77,755	4,557,998
Krispy Kreme, Inc.(c)	88,623	1,177,800
Lands’ End, Inc.(b)(c)	101,179	958,165
Latham Group, Inc.(b)(c)	78,612	198,888
Laureate Education, Inc., Class A	309,174	3,901,776
La-Z-Boy, Inc.	97,327	3,387,953
Lazydays Holdings, Inc.(b)(c)	58,406	286,773
Leslie’s, Inc.(b)(c)	106,626	715,460
LGI Homes, Inc.(b)(c)	34,403	4,059,898
LL Flooring Holdings, Inc.(b)(c)	213,553	555,238
Lovesac Co. (The)(b)(c)	12,768	295,707
	Shares	Value
Consumer Discretionary-(continued)
Lucid Group, Inc.(b)(c)	109,645	$370,600
Malibu Boats, Inc., Class A(b)(c)	21,995	918,291
MarineMax, Inc.(b)(c)	65,599	1,836,772
MasterCraft Boat Holdings, Inc.(b)	17,410	337,232
MercadoLibre, Inc. (Brazil)(b)	3,203	5,482,927
Mister Car Wash, Inc.(b)(c)	41,583	345,139
Modine Manufacturing Co.(b)(c)	104,991	7,253,828
Monarch Casino & Resort, Inc.	8,298	571,981
Monro, Inc.(c)	43,936	1,399,801
Motorcar Parts of America, Inc.(b)(c)	44,146	403,053
Movado Group, Inc.(c)	21,301	587,482
National Vision Holdings, Inc.(b)(c)	75,280	1,431,073
Noodles & Co.(b)	65,328	165,933
Ollie’s Bargain Outlet Holdings, Inc.(b)	60,077	4,321,339
On Holding AG, Class A (Switzerland)(b)(c)	42,396	1,126,038
OneWater Marine, Inc., Class A(b)(c)	31,156	786,066
Oxford Industries, Inc.(c)	15,753	1,495,432
Papa John’s International, Inc.(c)	21,088	1,549,546
Patrick Industries, Inc.(c)	52,877	5,308,322
Peloton Interactive, Inc., Class A(b)(c)	199,777	1,110,760
Perdoceo Education Corp.	118,602	2,146,696
Petco Health & Wellness Co., Inc.(b)(c)	209,122	499,802
PetMed Express, Inc.(c)	38,028	236,154
Planet Fitness, Inc., Class A(b)	16,970	1,149,887
Playa Hotels & Resorts N.V.(b)(c)	72,603	602,605
PlayAGS, Inc.(b)	74,232	646,561
PLBY Group, Inc.(b)(c)	163,122	185,959
Portillo’s, Inc., Class A(b)(c)	14,257	195,891
Purple Innovation, Inc.(c)	74,626	76,119
QuantumScape Corp.(b)(c)	88,355	601,698
RCI Hospitality Holdings, Inc.(c)	3,998	246,916
Red Robin Gourmet Burgers, Inc.(b)(c)	124,319	1,265,567
Red Rock Resorts, Inc., Class A(c)	39,610	2,165,875
Revolve Group, Inc.(b)(c)	21,910	315,723
Rocky Brands, Inc.(c)	16,527	462,425
RumbleOn, Inc., Class B(b)(c)	61,071	407,344
SeaWorld Entertainment, Inc.(b)(c)	18,852	931,289
Shake Shack, Inc., Class A(b)(c)	18,179	1,373,605
Shoe Carnival, Inc.(c)	30,182	769,641
Skyline Champion Corp.(b)(c)	34,122	2,336,675
Sleep Number Corp.(b)(c)	68,897	709,639
Smith & Wesson Brands, Inc.(c)	121,097	1,581,527
Solid Power, Inc.(b)(c)	112,918	182,927
Sonos, Inc.(b)(c)	90,779	1,414,337
Sportradar Group AG (Switzerland)(b)(c)	38,211	394,338
Sportsman’s Warehouse Holdings, Inc.(b)(c)	157,325	605,701
Standard Motor Products, Inc.	43,911	1,771,809
Steven Madden Ltd.(c)	77,071	3,227,733
Stitch Fix, Inc., Class A(b)(c)	255,059	816,189
Stoneridge, Inc.(b)(c)	47,654	847,765
Strategic Education, Inc.(c)	29,820	2,804,869
Stride, Inc.(b)(c)	49,663	2,977,297
Sturm, Ruger & Co., Inc.(c)	32,334	1,411,702
Sweetgreen, Inc., Class A(b)(c)	72,256	771,694
Tile Shop Holdings, Inc.(b)(c)	64,608	419,306
Tilly’s, Inc., Class A(b)(c)	94,662	694,819
Topgolf Callaway Brands Corp.(b)(c)	136,376	1,796,072
Traeger, Inc.(b)(c)	85,984	188,305
Tupperware Brands Corp.(b)(c)	487,321	828,446
Udemy, Inc.(b)	33,452	454,613
Unifi, Inc.(b)(c)	52,439	331,414
Universal Electronics, Inc.(b)	32,174	285,383

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Universal Technical Institute, Inc.(b)	58,925	$832,021
Upbound Group, Inc.	121,858	4,045,686
Vera Bradley, Inc.(b)	131,207	1,007,670
Vista Outdoor, Inc.(b)	122,763	3,445,957
Visteon Corp.(b)	23,686	2,730,759
VOXX International Corp.(b)(c)	43,620	364,227
Vroom, Inc.(b)	1,888,814	465,404
Warby Parker, Inc., Class A(b)(c)	30,783	392,483
Wendy’s Co. (The)(c)	151,370	2,888,140
Wingstop, Inc.	8,211	2,308,194
Winmark Corp.	1,011	364,637
Winnebago Industries, Inc.	49,497	3,252,943
Wolverine World Wide, Inc.	174,148	1,455,877
Worthington Enterprises, Inc.(c)	54,729	3,121,742
WW International, Inc.(b)(c)	478,848	1,800,468
Wyndham Hotels & Resorts, Inc.	53,663	4,181,958
YETI Holdings, Inc.(b)(c)	51,422	2,261,025
Zumiez, Inc.(b)	59,386	1,019,658
		306,525,214
Consumer Staples-4.09%
Adecoagro S.A. (Brazil)	308,673	3,157,725
Alico, Inc.(c)	12,532	368,942
Andersons, Inc. (The)	84,615	4,460,057
BellRing Brands, Inc.(b)	48,417	2,676,008
Benson Hill, Inc.(b)	128,508	22,129
Beyond Meat, Inc.(b)(c)	17,895	118,465
Boston Beer Co., Inc. (The), Class A(b)	7,198	2,514,045
Calavo Growers, Inc.(c)	41,581	1,084,848
Cal-Maine Foods, Inc.	30,441	1,687,040
Central Garden & Pet Co.(b)(c)	18,777	880,641
Central Garden & Pet Co., Class A(b)	80,052	3,304,547
Chefs’ Warehouse, Inc. (The)(b)(c)	41,923	1,333,990
Coca-Cola Consolidated, Inc.	4,831	4,161,375
Coty, Inc., Class A(b)(c)	359,410	4,341,673
Dole PLC	209,287	2,362,850
Duckhorn Portfolio, Inc. (The)(b)(c)	32,808	283,133
e.l.f. Beauty, Inc.(b)	10,283	1,640,447
Edgewell Personal Care Co.(c)	91,349	3,384,480
Energizer Holdings, Inc.(c)	111,563	3,527,622
Fresh Del Monte Produce, Inc.	91,111	2,239,508
Freshpet, Inc.(b)(c)	14,917	1,284,354
Grocery Outlet Holding Corp.(b)(c)	117,123	2,902,308
Hain Celestial Group, Inc. (The)(b)(c)	206,655	2,213,275
Ingles Markets, Inc., Class A	37,151	3,129,972
Inter Parfums, Inc.	7,910	1,100,677
J&J Snack Foods Corp.	11,873	1,890,538
John B. Sanfilippo & Son, Inc.	15,830	1,695,868
Lancaster Colony Corp.	12,644	2,323,714
Medifast, Inc.(c)	16,178	884,128
MGP Ingredients, Inc.(c)	7,460	633,727
Mission Produce, Inc.(b)(c)	58,652	585,933
National Beverage Corp.(b)(c)	26,198	1,211,396
Natural Grocers by Vitamin Cottage, Inc.(c)	31,091	464,810
Olaplex Holdings, Inc.(b)	54,858	123,431
Pilgrim’s Pride Corp.(b)	132,434	3,598,232
PriceSmart, Inc.(c)	41,732	3,172,467
Reynolds Consumer Products, Inc.(c)	62,634	1,701,766
Seneca Foods Corp., Class A(b)(c)	24,367	1,300,710
Simply Good Foods Co. (The)(b)(c)	50,691	1,916,120
Sovos Brands, Inc.(b)(c)	37,629	829,719
Turning Point Brands, Inc.	26,607	646,284
Universal Corp.	64,372	3,730,357
	Shares	Value
Consumer Staples-(continued)
USANA Health Sciences, Inc.(b)	20,845	$975,963
Utz Brands, Inc.(c)	35,082	620,951
Vector Group Ltd.	252,741	2,646,198
Village Farms International, Inc. (Canada)(b)	339,917	288,929
Village Super Market, Inc., Class A(c)	13,646	347,018
WD-40 Co.	7,607	1,970,061
Weis Markets, Inc.(c)	34,340	2,086,155
Whole Earth Brands, Inc.(b)(c)	154,354	614,329
		90,438,915
Energy-5.78%
Adams Resources & Energy, Inc.	10,636	267,708
Antero Midstream Corp.	339,055	4,150,033
Archrock, Inc.	320,956	5,244,421
Ardmore Shipping Corp. (Ireland)	34,171	566,213
Berry Corp.(c)	171,816	1,152,885
Bristow Group, Inc.(b)	42,180	1,112,708
Cactus, Inc., Class A(c)	19,117	811,326
Callon Petroleum Co.(b)(c)	69,544	2,233,753
ChampionX Corp.	119,811	3,284,020
Chord Energy Corp.(c)	14,958	2,299,942
Clean Energy Fuels Corp.(b)(c)	131,454	387,789
Comstock Resources, Inc.(c)	104,680	817,551
CONSOL Energy, Inc.	61,936	5,859,146
Core Laboratories, Inc.(c)	79,987	1,261,395
Crescent Energy Co., Class A(c)	28,758	317,776
CVR Energy, Inc.(c)	90,761	3,061,369
DHT Holdings, Inc.	221,449	2,462,513
Diamond Offshore Drilling, Inc.(b)(c)	126,861	1,547,704
DMC Global, Inc.(b)(c)	20,308	345,642
Dorian LPG Ltd.	59,576	2,230,525
Dril-Quip, Inc.(b)	38,445	771,591
Enviva, Inc.(c)	21,998	9,640
Expro Group Holdings N.V.(b)	62,666	1,102,922
Forum Energy Technologies, Inc.(b)	12,612	248,583
FutureFuel Corp.	100,404	572,303
GeoPark Ltd. (Colombia)(c)	50,504	443,930
Gevo, Inc.(b)(c)	228,880	213,728
Golar LNG Ltd. (Cameroon)	110,312	2,405,905
Gran Tierra Energy, Inc. (Colombia)(b)	148,390	828,016
Green Plains, Inc.(b)	76,143	1,578,444
Gulfport Energy Corp.(b)	13,857	1,758,453
Hallador Energy Co.(b)(c)	40,487	345,354
Helix Energy Solutions Group, Inc.(b)	360,298	3,386,801
International Seaways, Inc.(c)	32,662	1,751,990
Kosmos Energy Ltd. (Ghana)(b)(c)	383,136	2,321,804
Liberty Energy, Inc., Class A(c)	143,734	2,988,230
Magnolia Oil & Gas Corp., Class A(c)	85,100	1,754,762
Mammoth Energy Services, Inc.(b)(c)	87,670	307,722
Matador Resources Co.(c)	62,866	3,450,715
Nabors Industries Ltd.(b)(c)	26,677	2,256,341
NACCO Industries, Inc., Class A	8,785	318,720
Navigator Holdings Ltd.	56,541	910,310
New Fortress Energy, Inc.(c)	11,441	380,184
Newpark Resources, Inc.(b)	280,936	1,823,275
Noble Corp. PLC(c)	32,033	1,413,616
Nordic American Tankers Ltd.(c)	307,402	1,367,939
Northern Oil and Gas, Inc.(c)	17,274	578,679
Oceaneering International, Inc.(b)	105,850	2,199,563
Oil States International, Inc.(b)(c)	130,112	802,791
Overseas Shipholding Group, Inc., Class A(c)	210,277	1,282,690
Par Pacific Holdings, Inc.(b)	114,116	4,175,504
Patterson-UTI Energy, Inc.	436,020	4,835,462

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Permian Resources Corp.(c)	229,430	$3,092,716
ProPetro Holding Corp.(b)	221,725	1,875,794
Range Resources Corp.(c)	160,008	4,646,632
REX American Resources Corp.(b)	28,273	1,170,219
RPC, Inc.(c)	84,359	616,664
SandRidge Energy, Inc.	25,496	372,242
Scorpio Tankers, Inc. (Monaco)	36,307	2,566,905
Select Water Solutions, Inc., Class A	111,564	866,852
SFL Corp. Ltd. (Norway)	343,847	4,184,618
SilverBow Resources, Inc.(b)(c)	22,234	590,535
Solaris Oilfield Infrastructure, Inc., Class A	38,606	289,545
Talos Energy, Inc.(b)(c)	151,468	1,964,540
Teekay Corp. (Bermuda)(b)	335,727	3,018,186
Teekay Tankers Ltd., Class A (Canada)	30,730	1,922,162
Tellurian, Inc.(b)(c)	251,458	125,980
TETRA Technologies, Inc.(b)	252,034	1,056,022
Texas Pacific Land Corp.(c)	1,217	1,778,439
Tidewater, Inc.(b)(c)	22,852	1,535,426
Tsakos Energy Navigation Ltd. (Greece)	75,168	1,846,878
U.S. Silica Holdings, Inc.(b)	140,600	1,507,232
VAALCO Energy, Inc.(c)	89,970	383,272
Valaris Ltd.(b)	25,983	1,607,568
Vital Energy, Inc.(b)(c)	48,454	2,123,739
W&T Offshore, Inc.(c)	164,757	500,861
		127,643,413
Financials-18.98%
1st Source Corp.	25,323	1,323,633
Acacia Research Corp.(b)(c)	85,798	335,470
AFC Gamma, Inc.(c)	23,782	277,298
Affirm Holdings, Inc.(b)(c)	175,544	7,111,287
AG Mortgage Investment Trust, Inc.(c)	83,006	517,127
Amalgamated Financial Corp.	20,729	550,562
A-Mark Precious Metals, Inc.(c)	105,385	2,842,233
Ambac Financial Group, Inc.(b)	143,996	2,339,935
Amerant Bancorp, Inc.(c)	32,263	729,466
AMERISAFE, Inc.(c)	40,953	2,041,097
Arbor Realty Trust, Inc.(c)	259,205	3,447,426
Ares Commercial Real Estate Corp.(c)	123,083	1,170,519
ARMOUR Residential REIT, Inc.(c)	32,362	616,496
Arrow Financial Corp.(c)	11,267	283,816
AssetMark Financial Holdings, Inc.(b)	16,565	508,049
Atlanticus Holdings Corp.(b)(c)	8,954	310,614
AvidXchange Holdings, Inc.(b)(c)	61,537	674,446
Axos Financial, Inc.(b)(c)	64,062	3,550,957
B. Riley Financial, Inc.(c)	59,784	1,400,141
Banc of California, Inc.(c)	73,819	1,017,226
BancFirst Corp.	17,170	1,519,717
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)(c)	47,683	1,146,776
Bancorp, Inc. (The)(b)	37,365	1,630,609
Bank First Corp.(c)	5,701	481,392
Bank of Marin Bancorp(c)	17,631	345,215
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	65,334	1,981,580
Banner Corp.	56,478	2,630,745
Bar Harbor Bankshares	13,424	353,185
BayCom Corp.	15,024	306,640
BCB Bancorp, Inc.	26,424	328,186
Berkshire Hills Bancorp, Inc.(c)	65,435	1,570,440
BGC Group, Inc., Class A(c)	705,291	4,979,354
Blue Foundry Bancorp(b)(c)	35,259	336,371
Bridgewater Bancshares, Inc.(b)	29,270	366,168
	Shares	Value
Financials-(continued)
BrightSphere Investment Group, Inc.	59,565	$1,317,578
BrightSpire Capital, Inc.(c)	255,097	1,823,944
Brookline Bancorp, Inc.	136,947	1,481,767
BRP Group, Inc., Class A(b)(c)	14,090	316,180
Business First Bancshares, Inc.	29,518	665,631
Byline Bancorp, Inc.	30,388	663,674
Cambridge Bancorp(c)	7,962	546,114
Camden National Corp.	19,362	697,613
Cannae Holdings, Inc.(b)	159,886	3,237,691
Capital City Bank Group, Inc.(c)	15,128	432,358
Capitol Federal Financial, Inc.	363,905	2,307,158
CapStar Financial Holdings, Inc.	26,016	473,231
Caret Holdings, Inc., Class A(b)(c)	62,171	503,585
Carter Bankshares, Inc.(b)(c)	23,625	341,617
Cass Information Systems, Inc.(c)	13,026	562,202
Central Pacific Financial Corp.	60,108	1,158,281
Cherry Hill Mortgage Investment Corp.	56,274	202,024
City Holding Co.(c)	16,251	1,661,015
Civista Bancshares, Inc.	15,118	258,367
CNA Financial Corp.	85,633	3,773,846
CNB Financial Corp.(c)	30,234	645,496
Cohen & Steers, Inc.(c)	25,265	1,779,161
Columbia Financial, Inc.(b)(c)	24,227	435,601
Community Trust Bancorp, Inc.	28,984	1,202,836
Compass Diversified Holdings	158,418	3,499,454
ConnectOne Bancorp, Inc.(c)	62,904	1,436,727
Consumer Portfolio Services, Inc.(b)(c)	34,859	318,611
Credit Acceptance Corp.(b)(c)	7,392	3,999,589
CrossFirst Bankshares, Inc.(b)	45,633	644,338
Customers Bancorp, Inc.(b)	83,637	4,469,561
CVB Financial Corp.(c)	163,090	2,735,019
Diamond Hill Investment Group, Inc.	6,084	970,580
Dime Community Bancshares, Inc.	47,977	1,094,355
Donegal Group, Inc., Class A	25,029	375,685
Donnelley Financial Solutions, Inc.(b)	33,340	2,071,081
Dynex Capital, Inc.	78,870	965,369
Eagle Bancorp, Inc.	53,091	1,316,126
Eastern Bankshares, Inc.(c)	227,810	3,180,228
eHealth, Inc.(b)	104,846	712,953
Ellington Financial, Inc.	56,972	695,628
Ellington Residential Mortgage REIT	40,302	241,409
Employers Holdings, Inc.	55,255	2,305,239
Encore Capital Group, Inc.(b)(c)	65,338	3,272,127
Enova International, Inc.(b)	65,946	3,589,441
Enterprise Financial Services Corp.	36,539	1,521,119
Equity Bancshares, Inc., Class A	21,176	695,632
EVERTEC, Inc.	43,279	1,738,085
F&G Annuities & Life, Inc.(c)	66,779	2,994,370
Farmers & Merchants Bancorp, Inc.(c)	11,840	267,584
Farmers National Banc Corp.(c)	49,657	681,294
FB Financial Corp.(c)	42,359	1,577,873
Federal Agricultural Mortgage Corp., Class C	11,471	2,136,933
Financial Institutions, Inc.	17,445	364,600
First Bancorp	250,343	4,175,721
First Bancorp/Southern Pines NC(c)	40,360	1,394,842
First Bancshares, Inc. (The)	19,378	492,783
First Busey Corp.	73,293	1,725,317
First Business Financial Services, Inc.	11,206	412,045
First Commonwealth Financial Corp.(c)	138,461	1,939,839
First Community Bankshares, Inc.	13,511	463,157
First Financial Bankshares, Inc.(c)	86,869	2,712,919
First Financial Corp.	22,047	869,093

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
First Foundation, Inc.	83,103	$791,141
First Internet Bancorp	18,672	615,803
First Interstate BancSystem, Inc., Class A(c)	99,872	2,748,477
First Merchants Corp.(c)	78,674	2,659,968
First Mid Bancshares, Inc.(c)	14,414	453,609
First of Long Island Corp. (The)	32,943	395,975
FirstCash Holdings, Inc.	37,546	4,309,154
Five Star Bancorp	11,729	279,502
Flushing Financial Corp.(c)	64,410	1,032,492
Flywire Corp.(b)(c)	12,986	277,511
Franklin BSP Realty Trust, Inc.(c)	136,706	1,752,571
FS Bancorp, Inc.	7,979	293,787
German American Bancorp, Inc.(c)	25,998	861,314
Granite Point Mortgage Trust, Inc.	336,987	1,890,497
Great Ajax Corp.	34,155	201,173
Great Southern Bancorp, Inc.(c)	12,399	645,864
Green Dot Corp., Class A(b)	133,743	1,205,024
Greenlight Capital Re Ltd., Class A(b)(c)	49,550	565,365
Hamilton Lane, Inc., Class A	12,169	1,410,874
Hanmi Financial Corp.	64,365	1,078,114
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	64,457	1,533,432
HarborOne Bancorp, Inc.(c)	52,550	573,846
HBT Financial, Inc.	13,099	255,038
HCI Group, Inc.(c)	10,334	926,650
Heartland Financial USA, Inc.	61,520	2,182,114
Heritage Commerce Corp.	90,062	800,651
Heritage Financial Corp.	57,294	1,154,474
Hilltop Holdings, Inc.	109,445	3,446,423
Hingham Institution for Savings (The)(c)	1,337	247,158
Hippo Holdings, Inc.(b)(c)	37,689	348,623
HomeStreet, Inc.(c)	43,986	605,247
HomeTrust Bancshares, Inc.	16,643	451,857
Hope Bancorp, Inc.	305,801	3,388,275
Horace Mann Educators Corp.	96,177	3,542,199
Horizon Bancorp, Inc.	83,213	1,090,922
Houlihan Lokey, Inc.(c)	34,176	4,093,601
i3 Verticals, Inc., Class A(b)	12,843	240,678
Independent Bank Corp.	36,549	929,807
Independent Bank Group, Inc.	53,033	2,564,146
Interactive Brokers Group, Inc., Class A	21,135	1,875,731
International Bancshares Corp.(c)	80,153	4,236,888
International Money Express, Inc.(b)	18,780	386,868
Invesco Mortgage Capital, Inc.(c)(e)	63,854	562,554
James River Group Holdings Ltd.	82,340	787,994
Kearny Financial Corp.	135,947	982,897
Kinsale Capital Group, Inc.	3,508	1,394,676
KKR Real Estate Finance Trust, Inc.	143,709	1,758,998
Ladder Capital Corp.(c)	320,945	3,507,929
Lakeland Bancorp, Inc.	82,027	1,090,139
Lakeland Financial Corp.(c)	23,050	1,543,428
Lemonade, Inc.(b)(c)	40,852	646,279
LendingClub Corp.(b)(c)	171,435	1,546,344
LendingTree, Inc.(b)(c)	29,730	961,468
Live Oak Bancshares, Inc.(c)	28,588	1,039,746
Macatawa Bank Corp.	36,595	390,103
MarketAxess Holdings, Inc.	9,805	2,211,126
Marqeta, Inc., Class A(b)	251,183	1,509,610
Mercantile Bank Corp.	15,562	623,881
Merchants Bancorp(c)	16,301	713,006
Mercury General Corp.	96,451	3,862,863
MetroCity Bankshares, Inc.	16,886	403,575
	Shares	Value
Financials-(continued)
Metropolitan Bank Holding Corp.(b)	14,424	$699,420
Mid Penn Bancorp, Inc.	17,046	364,443
Midland States Bancorp, Inc.	31,941	838,771
MidWestOne Financial Group, Inc.	15,154	386,427
Moelis & Co., Class A(c)	87,701	4,820,924
Morningstar, Inc.	9,550	2,667,315
National Bank Holdings Corp., Class A	27,816	973,560
National Western Life Group, Inc., Class A	4,398	2,128,632
NBT Bancorp, Inc.(c)	64,086	2,279,539
Nelnet, Inc., Class A(c)	23,937	2,085,631
New York Mortgage Trust, Inc.	338,397	2,653,032
Nicolet Bankshares, Inc.(c)	14,739	1,146,252
NMI Holdings, Inc., Class A(b)	110,813	3,537,151
Northeast Bank	7,421	406,893
Northfield Bancorp, Inc.	67,739	814,900
Northrim BanCorp, Inc.(c)	8,755	442,390
Northwest Bancshares, Inc.	249,515	3,086,501
NU Holdings Ltd., Class A (Brazil)(b)(c)	527,661	4,543,161
OceanFirst Financial Corp.	95,921	1,652,719
Ocwen Financial Corp.(b)	19,429	562,081
OFG Bancorp	68,741	2,527,607
Old Second Bancorp, Inc.	34,707	472,709
Open Lending Corp., Class A(b)(c)	43,269	317,594
Oportun Financial Corp.(b)	107,518	395,666
Orchid Island Capital, Inc.	62,329	497,385
Origin Bancorp, Inc.(c)	20,210	616,405
Oscar Health, Inc., Class A(b)	211,542	2,648,506
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	326,937	4,207,679
Palomar Holdings, Inc.(b)	9,837	588,941
Park National Corp.(c)	18,470	2,413,660
Pathward Financial, Inc.	33,335	1,726,086
Payoneer Global, Inc.(b)(c)	87,033	407,314
Paysafe Ltd.(b)(c)	110,732	1,647,692
Peapack-Gladstone Financial Corp.	20,645	569,389
Peoples Bancorp, Inc.	50,044	1,466,289
Perella Weinberg Partners(c)	30,706	360,795
Piper Sandler Cos.	18,263	3,168,448
PJT Partners, Inc., Class A(c)	9,838	946,120
PRA Group, Inc.(b)(c)	72,164	1,643,174
Preferred Bank(c)	15,871	1,140,173
Premier Financial Corp.	55,895	1,167,647
ProAssurance Corp.	179,788	2,419,946
PROG Holdings, Inc.(b)	138,573	4,245,877
Provident Financial Services, Inc.	140,331	2,322,478
QCR Holdings, Inc.(c)	18,070	1,055,469
RBB Bancorp	20,912	369,933
Ready Capital Corp.	333,607	3,125,898
Redwood Trust, Inc.(c)	417,391	2,800,694
Regional Management Corp.	15,560	379,353
Remitly Global, Inc.(b)(c)	33,895	580,960
Renasant Corp.(c)	97,787	3,093,003
Repay Holdings Corp., Class A(b)(c)	102,520	803,757
Republic Bancorp, Inc., Class A(c)	7,479	382,850
RLI Corp.	26,092	3,558,166
Runway Growth Finance Corp.(c)	32,402	428,030
Ryan Specialty Holdings, Inc., Class A(b)(c)	16,774	726,650
S&T Bancorp, Inc.	60,055	2,002,234
Safety Insurance Group, Inc.(c)	29,353	2,445,398
Sandy Spring Bancorp, Inc.	78,274	1,908,320
Seacoast Banking Corp. of Florida	46,179	1,134,156
Selectquote, Inc.(b)	225,486	250,289
ServisFirst Bancshares, Inc.(c)	29,735	1,996,408

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Financials-(continued)
Shift4 Payments, Inc., Class A(b)(c)	12,350	$886,853
Shore Bancshares, Inc.	23,933	309,693
SiriusPoint Ltd. (Bermuda)(b)	285,279	3,366,292
SmartFinancial, Inc.	16,421	381,952
South Plains Financial, Inc.	16,761	453,888
Southern First Bancshares, Inc.(b)(c)	10,146	380,374
Southern Missouri Bancorp, Inc.(c)	7,137	311,245
Southside Bancshares, Inc.(c)	49,700	1,555,610
Stellar Bancorp, Inc.(c)	23,942	599,268
StepStone Group, Inc., Class A	39,615	1,325,122
Stewart Information Services Corp.	79,796	4,920,221
Stock Yards Bancorp, Inc.(c)	22,255	1,106,519
StoneCo Ltd., Class A (Brazil)(b)(c)	400,671	6,887,534
StoneX Group, Inc.(b)	29,412	1,933,839
Summit Financial Group, Inc.(c)	12,193	344,940
TFS Financial Corp.(c)	55,213	735,437
Third Coast Bancshares, Inc.(b)	16,068	305,292
Tiptree, Inc.	28,189	533,618
Toast, Inc., Class A(b)(c)	47,411	842,493
Tompkins Financial Corp.	17,428	860,769
Towne Bank(c)	83,045	2,334,395
TPG RE Finance Trust, Inc.(c)	227,374	1,384,708
TPG, Inc.	102,242	4,256,334
Tradeweb Markets, Inc., Class A	39,381	3,756,554
TriCo Bancshares(c)	33,276	1,209,583
Triumph Financial, Inc.(b)(c)	25,176	1,778,684
Trupanion, Inc.(b)(c)	10,763	292,754
TrustCo Bank Corp.	33,983	982,109
Trustmark Corp.	123,665	3,337,718
Two Harbors Investment Corp.	234,050	2,916,263
United Community Banks, Inc.(c)	119,883	3,277,601
United Fire Group, Inc., (Acquired 07/27/2015 - 01/19/2024; Cost $1,210,558)(d)	36,404	815,814
Universal Insurance Holdings, Inc.	102,072	1,696,437
Univest Financial Corp.	43,297	919,628
Upstart Holdings, Inc.(b)(c)	55,771	1,771,287
Veritex Holdings, Inc.	70,122	1,473,263
Victory Capital Holdings, Inc., Class A	12,998	438,423
Virtu Financial, Inc., Class A(c)	190,700	3,201,853
Virtus Investment Partners, Inc.	9,543	2,253,198
WaFd, Inc.	107,932	3,134,345
Walker & Dunlop, Inc.(c)	39,897	3,853,651
Washington Trust Bancorp, Inc.	28,917	804,182
Waterstone Financial, Inc.	33,256	442,305
WesBanco, Inc.(c)	94,020	2,758,547
West Bancorporation, Inc.	14,128	265,748
Westamerica Bancorporation	33,418	1,594,707
White Mountains Insurance Group Ltd.(c)	2,386	3,760,264
WisdomTree, Inc.(c)	124,896	845,546
World Acceptance Corp.(b)(c)	12,414	1,630,082
WSFS Financial Corp.	57,709	2,568,628
XP, Inc., Class A (Brazil)(c)	299,840	7,370,067
		419,661,858
Health Care-8.92%
10X Genomics, Inc., Class A(b)(c)	15,213	633,926
23andMe Holding Co., Class A(b)	221,267	161,768
2seventy bio, Inc.(b)(c)	33,460	171,984
Acadia Pharmaceuticals, Inc.(b)	29,572	766,211
Accolade, Inc.(b)(c)	72,611	821,957
Accuray, Inc.(b)(c)	138,919	359,800
AdaptHealth Corp.(b)(c)	90,912	656,385
	Shares	Value
Health Care-(continued)
Adaptive Biotechnologies Corp.(b)(c)	53,148	$195,053
Addus HomeCare Corp.(b)	11,500	995,900
Agiliti, Inc.(b)(c)	21,875	155,094
agilon health, inc.(b)(c)	41,564	244,812
Agios Pharmaceuticals, Inc.(b)(c)	50,039	1,131,882
Alignment Healthcare, Inc.(b)(c)	49,563	332,072
Alkermes PLC(b)(c)	69,508	1,880,191
Allogene Therapeutics, Inc.(b)(c)	67,923	239,089
Alnylam Pharmaceuticals, Inc.(b)	3,723	643,744
Amedisys, Inc.(b)	35,405	3,337,629
American Well Corp., Class A(b)(c)	288,218	302,629
Amicus Therapeutics, Inc.(b)(c)	31,807	395,361
Amneal Pharmaceuticals, Inc.(b)(c)	394,451	2,110,313
Amphastar Pharmaceuticals, Inc.(b)(c)	22,126	1,180,643
AngioDynamics, Inc.(b)(c)	45,153	266,403
ANI Pharmaceuticals, Inc.(b)	11,592	647,065
Anika Therapeutics, Inc.(b)(c)	16,149	379,824
Apollo Medical Holdings, Inc.(b)(c)	25,541	887,550
Arcus Biosciences, Inc.(b)(c)	30,970	468,886
Arrowhead Pharmaceuticals, Inc.(b)(c)	13,254	425,453
Artivion, Inc.(b)(c)	42,549	711,419
Arvinas, Inc.(b)(c)	19,810	822,115
Assertio Holdings, Inc.(b)(c)	74,794	66,013
Atea Pharmaceuticals, Inc.(b)(c)	194,348	808,488
AtriCure, Inc.(b)(c)	15,475	527,078
Atrion Corp.(c)	688	233,920
Aurinia Pharmaceuticals, Inc. (Canada)(b)(c)	54,543	411,254
Avanos Medical, Inc.(b)(c)	63,544	1,219,409
Avidity Biosciences, Inc.(b)(c)	11,555	141,318
Axonics, Inc.(b)	8,777	595,783
Azenta, Inc.(b)(c)	43,575	2,841,090
Beam Therapeutics, Inc.(b)(c)	16,779	409,408
BioLife Solutions, Inc.(b)(c)	16,619	282,523
Bionano Genomics, Inc.(b)(c)	22,269	26,277
Bio-Techne Corp.	44,427	3,124,107
bluebird bio, Inc.(b)(c)	53,077	54,139
Blueprint Medicines Corp.(b)(c)	24,691	1,963,675
Bristol-Myers Squibb Co., Rts., expiring 01/23/2024(b)(c)(f)	23,541	16,479
Brookdale Senior Living, Inc.(b)(c)	1,128,852	6,174,820
Bruker Corp.	38,712	2,768,295
Butterfly Network, Inc.(b)(c)	128,033	115,371
C4 Therapeutics, Inc.(b)	56,255	347,656
Cano Health, Inc.(b)(c)	2,454	5,865
CareDx, Inc.(b)(c)	34,406	294,515
CareMax, Inc.(b)	69,340	23,811
Caribou Biosciences, Inc.(b)(c)	50,841	311,655
Castle Biosciences, Inc.(b)	15,519	358,179
Catalyst Pharmaceuticals, Inc.(b)(c)	19,240	277,056
Celldex Therapeutics, Inc.(b)(c)	9,301	327,581
Certara, Inc.(b)(c)	51,933	839,237
Chemed Corp.	6,055	3,589,343
Chinook Therapeutics, Inc.(b)(c)	14,882	5,804
Clover Health Investments Corp.(b)(c)	844,503	809,203
Collegium Pharmaceutical, Inc.(b)	21,184	698,225
Computer Programs and Systems, Inc.(b)(c)	16,395	166,081
CONMED Corp.	20,232	1,934,179
Corcept Therapeutics, Inc.(b)(c)	39,070	824,377
CorVel Corp.(b)(c)	3,367	792,390
Crinetics Pharmaceuticals, Inc.(b)(c)	15,000	547,200
CRISPR Therapeutics AG (Switzerland)(b)(c)	46,434	2,923,020
Cross Country Healthcare, Inc.(b)	46,028	978,095

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
CryoPort, Inc.(b)(c)	28,342	$411,242
Cue Health, Inc.(b)	237,485	52,745
Cytek Biosciences, Inc.(b)(c)	39,000	294,450
Denali Therapeutics, Inc.(b)(c)	26,282	420,775
DocGo, Inc.(b)(c)	49,045	181,467
Doximity, Inc., Class A(b)(c)	21,114	569,022
Eagle Pharmaceuticals, Inc.(b)(c)	12,746	74,692
Editas Medicine, Inc.(b)(c)	55,176	387,887
Embecta Corp.	130,444	2,235,810
Emergent BioSolutions, Inc.(b)(c)	245,968	410,767
Enanta Pharmaceuticals, Inc.(b)(c)	9,627	116,968
Enhabit, Inc.(b)(c)	196,784	1,985,551
Ensign Group, Inc. (The)(c)	31,207	3,533,257
Evolent Health, Inc., Class A(b)(c)	30,576	899,240
Exact Sciences Corp.(b)	66,211	4,330,199
Fate Therapeutics, Inc.(b)(c)	86,268	531,411
FibroGen, Inc.(b)(c)	14,046	26,968
Fulgent Genetics, Inc.(b)(c)	44,508	1,094,452
Generation Bio Co.(b)	62,030	116,616
Glaukos Corp.(b)	15,117	1,345,867
Globus Medical, Inc., Class A(b)(c)	88,942	4,695,248
Guardant Health, Inc.(b)(c)	26,143	573,316
Haemonetics Corp.(b)	28,773	2,199,984
Halozyme Therapeutics, Inc.(b)(c)	14,805	501,149
Health Catalyst, Inc.(b)(c)	45,811	447,573
HealthEquity, Inc.(b)	42,679	3,225,679
HealthStream, Inc.	22,822	607,522
ICU Medical, Inc.(b)(c)	15,760	1,442,513
ImmunoGen, Inc.(b)(c)	94,478	2,770,095
Inari Medical, Inc.(b)(c)	5,576	317,553
Inmode Ltd.(b)(c)	21,245	503,294
Innoviva, Inc.(b)(c)	103,601	1,678,336
Inogen, Inc.(b)(c)	32,408	230,583
Inovio Pharmaceuticals, Inc.(b)(c)	21,309	114,856
Insmed, Inc.(b)(c)	22,761	632,756
Inspire Medical Systems, Inc.(b)(c)	1,087	229,216
Insulet Corp.(b)	5,114	976,109
Integer Holdings Corp.(b)	44,228	4,481,181
Integra LifeSciences Holdings Corp.(b)	61,190	2,456,778
Intellia Therapeutics, Inc.(b)(c)	25,206	600,407
Intra-Cellular Therapies, Inc.(b)	8,019	539,999
Invitae Corp.(b)(c)	1,433,180	558,940
Ionis Pharmaceuticals, Inc.(b)(c)	41,405	2,127,803
Iovance Biotherapeutics, Inc.(b)(c)	75,196	581,265
iRhythm Technologies, Inc.(b)(c)	3,752	449,415
Ironwood Pharmaceuticals, Inc.(b)(c)	86,415	1,226,229
iTeos Therapeutics, Inc.(b)(c)	27,201	270,650
Karuna Therapeutics, Inc.(b)	2,465	772,580
Kodiak Sciences, Inc.(b)(c)	54,706	219,371
Krystal Biotech, Inc.(b)(c)	6,779	754,164
Kura Oncology, Inc.(b)(c)	37,461	754,465
Kymera Therapeutics, Inc.(b)(c)	9,462	310,164
Lantheus Holdings, Inc.(b)(c)	15,531	806,525
LeMaitre Vascular, Inc.(c)	8,542	495,778
LifeStance Health Group, Inc.(b)(c)	66,687	398,788
Ligand Pharmaceuticals, Inc.(b)	10,567	772,448
LivaNova PLC(b)	37,882	1,844,096
Lyell Immunopharma, Inc.(b)(c)	239,157	437,657
MacroGenics, Inc.(b)(c)	44,737	639,739
Maravai LifeSciences Holdings, Inc., Class A(b)	39,621	229,802
Masimo Corp.(b)(c)	20,354	2,624,445
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	9,586	$2,795,086
Merit Medical Systems, Inc.(b)(c)	32,870	2,573,721
Mesa Laboratories, Inc.(c)	2,541	232,806
ModivCare, Inc.(b)(c)	17,951	713,911
MultiPlan Corp.(b)(c)	1,301,185	1,314,197
Mural Oncology PLC(b)(c)	6,950	30,511
Myriad Genetics, Inc.(b)(c)	79,903	1,709,125
Natera, Inc.(b)	16,344	1,077,723
National HealthCare Corp.(c)	25,992	2,418,296
National Research Corp.(c)	9,733	383,480
Nektar Therapeutics(b)	304,351	165,050
Neogen Corp.(b)(c)	83,281	1,290,855
NeoGenomics, Inc.(b)(c)	103,997	1,544,355
NeueHealth, Inc.(b)(c)	9,742	109,500
Neurocrine Biosciences, Inc.(b)	21,648	3,025,741
Nevro Corp.(b)(c)	15,999	264,943
Novocure Ltd.(b)(c)	7,881	109,704
Nurix Therapeutics, Inc.(b)(c)	35,452	280,071
Nuvation Bio, Inc.(b)	177,345	287,299
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	4,734	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	4,734	0
Omnicell, Inc.(b)(c)	43,233	1,390,806
OPKO Health, Inc.(b)(c)	1,165,648	1,188,961
Option Care Health, Inc.(b)	107,572	3,360,549
OraSure Technologies, Inc.(b)(c)	101,396	747,289
Orthofix Medical, Inc.(b)	36,469	506,554
Outset Medical, Inc.(b)(c)	15,213	46,248
Pacific Biosciences of California, Inc.(b)(c)	73,543	478,765
Pacira BioSciences, Inc.(b)	29,103	948,467
PDL BioPharma, Inc.(b)(f)	527,611	849,454
Pediatrix Medical Group, Inc.(b)	230,410	2,156,638
Pennant Group, Inc. (The)(b)	31,090	466,661
Penumbra, Inc.(b)(c)	5,147	1,298,022
PetIQ, Inc.(b)(c)	85,078	1,528,852
Phibro Animal Health Corp., Class A	41,716	450,950
Phreesia, Inc.(b)(c)	12,893	328,514
Prestige Consumer Healthcare, Inc.(b)	59,958	3,689,815
Privia Health Group, Inc.(b)(c)	14,752	297,400
Progyny, Inc.(b)(c)	11,499	437,997
Prothena Corp. PLC (Ireland)(b)(c)	6,448	183,059
Quanterix Corp.(b)(c)	32,609	720,333
Quantum-Si, Inc.(b)(c)	146,367	228,333
QuidelOrtho Corp.(b)(c)	40,511	2,775,409
R1 RCM, Inc.(b)(c)	41,143	421,304
RadNet, Inc.(b)	70,034	2,589,157
Recursion Pharmaceuticals, Inc., Class A(b)(c)	49,134	462,351
REGENXBIO, Inc.(b)(c)	36,439	448,928
Relay Therapeutics, Inc.(b)(c)	33,998	314,481
Repligen Corp.(b)(c)	12,581	2,382,841
REVOLUTION Medicines, Inc.(b)(c)	53,609	1,487,650
Rocket Pharmaceuticals, Inc.(b)(c)	15,844	455,198
Sage Therapeutics, Inc.(b)(c)	36,905	946,244
Sana Biotechnology, Inc.(b)(c)	74,422	408,577
Sangamo Therapeutics, Inc.(b)	114,077	52,133
Sarepta Therapeutics, Inc.(b)(c)	9,529	1,133,856
Schrodinger, Inc.(b)(c)	19,148	506,465
Seer, Inc.(b)(c)	89,259	153,525
Sharecare, Inc.(b)(c)	243,410	275,053
SIGA Technologies, Inc.(c)	60,106	293,317
SNDL, Inc. (Canada)(b)(c)	503,811	670,069

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Sotera Health Co.(b)(c)	53,238	$783,663
STAAR Surgical Co.(b)(c)	6,159	172,514
Supernus Pharmaceuticals, Inc.(b)	44,321	1,226,805
Surgery Partners, Inc.(b)(c)	42,594	1,307,210
Tandem Diabetes Care, Inc.(b)(c)	16,976	387,053
Travere Therapeutics, Inc.(b)(c)	23,281	207,899
Twist Bioscience Corp.(b)(c)	26,656	863,654
U.S. Physical Therapy, Inc.(c)	9,038	833,846
UFP Technologies, Inc.(b)(c)	3,400	572,934
Ultragenyx Pharmaceutical, Inc.(b)	19,759	871,569
uniQure N.V. (Netherlands)(b)(c)	30,312	168,535
Vanda Pharmaceuticals, Inc.(b)	105,408	379,469
Varex Imaging Corp.(b)(c)	78,667	1,515,913
Veracyte, Inc.(b)(c)	47,195	1,180,819
Veradigm, Inc.(b)(c)	188,884	1,724,511
Vir Biotechnology, Inc.(b)(c)	32,983	310,040
Xencor, Inc.(b)(c)	21,784	407,361
Xenon Pharmaceuticals, Inc. (Canada)(b)	13,484	609,746
ZimVie, Inc.(b)	150,244	2,626,265
		197,232,339
Industrials-19.09%
3D Systems Corp.(b)(c)	112,691	539,790
AAON, Inc.(c)	21,038	1,476,026
AAR Corp.(b)	43,320	2,634,722
ACCO Brands Corp.	391,295	2,379,074
ACV Auctions, Inc., Class A(b)(c)	47,196	612,132
Advanced Drainage Systems, Inc.	25,982	3,388,572
AeroVironment, Inc.(b)(c)	12,695	1,531,525
AerSale Corp.(b)(c)	17,848	165,986
Air Transport Services Group, Inc.(b)(c)	148,970	2,307,545
Alamo Group, Inc.	9,392	1,993,734
Alaska Air Group, Inc.(b)	59,441	2,129,771
Albany International Corp., Class A	24,692	2,195,366
Allegiant Travel Co.(c)	8,474	664,362
Allient, Inc.	9,668	269,351
Alta Equipment Group, Inc.(c)	27,444	293,651
Ameresco, Inc., Class A(b)(c)	20,560	420,041
American Woodmark Corp.(b)	51,614	4,711,326
Apogee Enterprises, Inc.	39,114	2,065,610
ArcBest Corp.	35,146	4,186,943
Archer Aviation, Inc., Class A(b)(c)	141,313	682,542
Arcosa, Inc.	58,676	4,593,157
Argan, Inc.	26,607	1,179,488
Armstrong World Industries, Inc.(c)	33,626	3,336,035
Array Technologies, Inc.(b)(c)	37,375	494,845
Astec Industries, Inc.	33,203	1,182,027
Astronics Corp.(b)	45,987	777,640
Axon Enterprise, Inc.(b)	7,606	1,894,350
AZEK Co., Inc. (The)(b)(c)	82,486	3,180,660
AZZ, Inc.	43,147	2,694,530
Babcock & Wilcox Enterprises, Inc.(b)(c)	76,722	101,273
Barnes Group, Inc.	77,863	2,578,044
Barrett Business Services, Inc.	9,887	1,110,014
Bloom Energy Corp., Class A(b)(c)	21,933	248,282
Blue Bird Corp.(b)(c)	24,852	723,939
BlueLinx Holdings, Inc.(b)(c)	37,969	4,379,345
BrightView Holdings, Inc.(b)	227,905	2,035,192
Cadre Holdings, Inc.	14,526	493,739
Casella Waste Systems, Inc., Class A(b)	20,829	1,777,547
Castor Maritime, Inc. (Cyprus)(b)	230,939	113,206
CBIZ, Inc.(b)	36,870	2,347,144
CECO Environmental Corp.(b)(c)	26,574	513,675
	Shares	Value
Industrials-(continued)
ChargePoint Holdings, Inc.(b)(c)	39,416	$74,890
Chart Industries, Inc.(b)(c)	24,353	2,842,482
Cimpress PLC (Ireland)(b)	59,347	4,464,081
Civeo Corp.	12,797	284,093
Columbus McKinnon Corp.	40,490	1,581,944
Comfort Systems USA, Inc.	24,468	5,321,056
Commercial Vehicle Group, Inc.(b)	56,823	368,781
Conduent, Inc.(b)	470,580	1,694,088
Construction Partners, Inc., Class A(b)(c)	37,654	1,713,257
Core & Main, Inc., Class A(b)	77,974	3,221,106
Corp. America Airports S.A. (Argentina)(b)	32,580	513,135
Costamare, Inc. (Monaco)	146,583	1,569,904
Covenant Logistics Group, Inc., Class A	31,002	1,498,637
CRA International, Inc.	4,949	530,731
CSG Systems International, Inc.(c)	33,192	1,669,890
CSW Industrials, Inc.	7,176	1,518,226
Custom Truck One Source, Inc.(b)(c)	57,566	376,482
Danaos Corp. (Greece)	34,645	2,642,721
Daseke, Inc.(b)	144,666	1,177,581
Dayforce, Inc.(b)(c)	40,277	2,800,057
Deluxe Corp.	130,877	2,474,884
Desktop Metal, Inc., Class A(b)(c)	580,448	376,537
Diana Shipping, Inc. (Greece)	93,068	280,135
DNOW, Inc.(b)(c)	201,413	2,032,257
Douglas Dynamics, Inc.(c)	27,026	679,704
Driven Brands Holdings, Inc.(b)(c)	38,522	505,023
Ducommun, Inc.(b)(c)	21,513	1,061,667
DXP Enterprises, Inc.(b)	30,502	982,774
Eagle Bulk Shipping, Inc.(c)	21,332	1,176,033
Encore Wire Corp.(c)	13,746	3,099,723
Energy Recovery, Inc.(b)	14,743	228,664
Enerpac Tool Group Corp.	33,854	1,057,260
Ennis, Inc.	50,902	1,036,874
Enpro, Inc.(c)	21,955	3,279,638
Enviri Corp.(b)	314,402	2,707,001
ESAB Corp.	68,582	5,897,366
ESCO Technologies, Inc.(c)	18,176	1,851,589
ExlService Holdings, Inc.(b)(c)	62,585	1,957,659
Exponent, Inc.	14,522	1,280,695
Federal Signal Corp.	40,046	3,082,741
First Advantage Corp.(c)	69,644	1,140,072
Fiverr International Ltd.(b)(c)	9,641	259,536
Forrester Research, Inc.(b)(c)	10,576	269,477
Forward Air Corp.	19,836	879,330
Franklin Electric Co., Inc.	27,765	2,617,129
FREYR Battery, Inc. (Norway)(b)	36,123	48,766
FTAI Aviation Ltd.(c)	153,123	8,260,986
FTAI Infrastructure, Inc.(c)	367,130	1,563,974
FuelCell Energy, Inc.(b)(c)	188,868	226,642
Gates Industrial Corp. PLC(b)(c)	236,094	3,040,891
Genco Shipping & Trading Ltd.(c)	68,902	1,208,541
Gibraltar Industries, Inc.(b)	40,158	3,249,585
Global Industrial Co.	17,583	747,805
Global Ship Lease, Inc., Class A (United Kingdom)(c)	24,019	514,487
Golden Ocean Group Ltd. (Norway)(c)	308,851	3,264,555
Gorman-Rupp Co. (The)	35,761	1,194,060
GrafTech International Ltd.(c)	642,159	854,072
Granite Construction, Inc.(c)	80,586	3,635,234
Great Lakes Dredge & Dock Corp.(b)(c)	228,303	1,744,235
Greenbrier Cos., Inc. (The)	134,975	6,135,964
Griffon Corp.	59,531	3,468,276

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
H&E Equipment Services, Inc.	50,898	$2,737,803
Hawaiian Holdings, Inc.(b)(c)	64,941	925,409
Hayward Holdings, Inc.(b)(c)	91,249	1,142,438
Healthcare Services Group, Inc.(b)	200,495	1,892,673
Heartland Express, Inc.(c)	63,516	822,532
Heidrick & Struggles International, Inc.	32,931	986,942
Helios Technologies, Inc.(c)	23,208	957,562
Herc Holdings, Inc.	25,645	3,782,381
Hillman Solutions Corp.(b)(c)	191,122	1,679,962
HireRight Holdings Corp.(b)	32,843	407,253
HNI Corp.	101,858	4,147,658
Huron Consulting Group, Inc.(b)	19,389	2,007,343
Hydrofarm Holdings Group, Inc.(b)(c)	401,355	397,341
Hyliion Holdings Corp.(b)(c)	123,807	129,997
Hyster-Yale Materials Handling, Inc.	29,268	1,923,493
ICF International, Inc.(c)	19,629	2,729,216
Ideanomics, Inc.(b)(c)	22,818	22,588
IES Holdings, Inc.(b)	11,365	931,475
INNOVATE Corp.(b)(c)	200,139	180,926
Insteel Industries, Inc.(c)	32,721	1,133,128
Interface, Inc.	134,803	1,672,905
Janus International Group, Inc.(b)	33,034	467,431
JetBlue Airways Corp.(b)(c)	347,368	1,844,524
Joby Aviation, Inc.(b)(c)	116,903	638,290
John Bean Technologies Corp.(c)	23,662	2,336,859
Kadant, Inc.(c)	6,373	1,822,678
Kaman Corp.	73,699	3,320,140
Kelly Services, Inc., Class A	87,987	1,808,133
Kforce, Inc.(c)	24,683	1,687,083
Korn Ferry	66,611	3,908,067
Kornit Digital Ltd. (Israel)(b)	48,961	837,723
Kratos Defense & Security Solutions, Inc.(b)(c)	145,687	2,466,481
Legalzoom.com, Inc.(b)(c)	38,753	399,543
Li-Cycle Holdings Corp. (Canada)(b)(c)	56,027	24,097
Limbach Holdings, Inc.(b)	38,347	1,648,921
Lindsay Corp.	6,184	804,600
LSI Industries, Inc.	26,735	365,200
Luxfer Holdings PLC (United Kingdom)	39,331	323,694
Lyft, Inc., Class A(b)(c)	274,207	3,424,845
Manitowoc Co., Inc. (The)(b)(c)	106,063	1,707,614
Marten Transport Ltd.	72,142	1,334,627
Masonite International Corp.(b)	42,975	3,955,849
Matrix Service Co.(b)	101,695	943,730
Matson, Inc.	17,403	1,949,658
Matthews International Corp., Class A	61,357	2,018,645
Mayville Engineering Co., Inc.(b)(c)	19,081	242,138
McGrath RentCorp(c)	21,723	2,729,495
Mercury Systems, Inc.(b)	40,340	1,196,484
Microvast Holdings, Inc.(b)(c)	277,721	260,502
Miller Industries, Inc.	14,350	577,588
Montrose Environmental Group, Inc.(b)	11,553	337,463
Moog, Inc., Class A	35,374	4,945,285
MRC Global, Inc.(b)(c)	292,932	3,122,655
MSA Safety, Inc.	21,515	3,550,620
Mueller Water Products, Inc., Class A	160,603	2,201,867
MYR Group, Inc.(b)	26,218	3,771,459
National Presto Industries, Inc.	11,090	877,995
Nikola Corp.(b)	174,165	130,154
Northwest Pipe Co.(b)	14,186	430,829
NV5 Global, Inc.(b)(c)	9,505	996,979
P.A.M. Transportation Services, Inc.(b)(c)	10,614	219,816
Pangaea Logistics Solutions Ltd.	81,063	755,507
	Shares	Value
Industrials-(continued)
Park Aerospace Corp.(c)	29,581	$436,320
Parsons Corp.(b)(c)	42,740	2,784,511
Paycom Software, Inc.	7,171	1,364,211
Paycor HCM, Inc.(b)(c)	12,843	249,540
Paylocity Holding Corp.(b)	4,479	709,518
PGT Innovations, Inc.(b)	77,518	3,195,292
Pitney Bowes, Inc.(c)	916,605	3,767,247
Planet Labs PBC(b)(c)	85,084	192,290
Powell Industries, Inc.(c)	13,467	1,596,244
Preformed Line Products Co.	3,830	468,218
Primoris Services Corp.	140,668	4,613,910
Proto Labs, Inc.(b)	48,608	1,754,263
Quad/Graphics, Inc.(b)(c)	88,459	482,986
Quanex Building Products Corp.(c)	49,313	1,539,552
Radiant Logistics, Inc.(b)(c)	57,798	354,880
RBC Bearings, Inc.(b)(c)	15,888	4,266,564
Resources Connection, Inc.	61,175	823,416
REV Group, Inc.	90,018	1,757,151
Rocket Lab USA, Inc.(b)(c)	66,930	324,611
Rollins, Inc.	85,746	3,713,659
Safe Bulkers, Inc. (Greece)	322,797	1,304,100
Saia, Inc.(b)	14,536	6,549,631
Schneider National, Inc., Class B(c)	95,036	2,330,283
Seanergy Maritime Holdings Corp.	79,859	596,547
Shyft Group, Inc. (The)	28,105	304,377
Simpson Manufacturing Co., Inc.	29,773	5,388,615
SiteOne Landscape Supply, Inc.(b)(c)	27,100	4,188,305
Skillsoft Corp.(b)(c)	14,709	206,220
SkyWest, Inc.(b)	77,080	4,105,281
SP Plus Corp.(b)	41,197	2,131,121
Spirit Airlines, Inc.(c)	79,658	501,049
SPX Technologies, Inc.(b)(c)	37,537	3,777,724
Standex International Corp.	11,112	1,640,798
Star Bulk Carriers Corp. (Greece)	91,111	1,980,753
Steelcase, Inc., Class A(c)	429,893	5,451,043
Stem, Inc.(b)(c)	79,000	233,840
Sterling Check Corp.(b)(c)	26,754	364,925
Sterling Infrastructure, Inc.(b)(c)	45,511	3,417,876
Stratasys Ltd.(b)(c)	104,023	1,375,184
Sun Country Airlines Holdings, Inc.(b)(c)	17,467	237,726
SunPower Corp.(b)(c)	37,712	114,267
Tecnoglass, Inc.(c)	11,157	513,334
Tennant Co.	23,853	2,254,586
Tetra Tech, Inc.	26,074	4,124,385
Textainer Group Holdings Ltd. (China)	111,197	5,520,931
Thermon Group Holdings, Inc.(b)	33,820	1,108,620
Titan International, Inc.(b)(c)	66,841	986,573
Titan Machinery, Inc.(b)	35,552	950,305
Toro Corp. (Cyprus)(b)	23,117	140,089
TPI Composites, Inc.(b)(c)	111,538	301,153
Trex Co., Inc.(b)(c)	46,101	3,756,310
TriNet Group, Inc.(b)(c)	38,361	4,361,646
Triumph Group, Inc.(b)	129,832	2,103,278
TrueBlue, Inc.(b)	69,968	964,159
TTEC Holdings, Inc.	22,990	468,536
Tutor Perini Corp.(b)	177,242	1,588,088
UniFirst Corp.	15,231	2,580,436
Universal Logistics Holdings, Inc.(c)	14,346	437,840
Upwork, Inc.(b)	39,655	543,670
V2X, Inc.(b)	14,537	565,344
Verra Mobility Corp., Class A(b)(c)	77,597	1,855,344
Vertiv Holdings Co., Class A	249,377	14,047,406

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Viad Corp.(b)	27,261	$901,249
Vicor Corp.(b)(c)	6,402	241,163
View, Inc.(b)(c)	7,277	11,643
Virgin Galactic Holdings, Inc.(b)(c)	118,330	210,627
VSE Corp.	16,016	994,754
Wabash National Corp.(c)	73,804	1,867,241
Watts Water Technologies, Inc., Class A	15,168	3,003,416
Wheels Up Experience, Inc.(b)(c)	94,049	311,302
Willdan Group, Inc.(b)(c)	22,871	437,751
Xometry, Inc., Class A(b)(c)	10,843	348,928
Zurn Elkay Water Solutions Corp.	42,349	1,255,648
		421,983,280
Information Technology-13.54%
8x8, Inc.(b)(c)	87,068	292,548
A10 Networks, Inc.(c)	24,021	321,161
ACI Worldwide, Inc.(b)	132,516	3,984,756
ACM Research, Inc., Class A(b)(c)	58,090	1,000,310
Adeia, Inc.	62,714	761,348
ADTRAN Holdings, Inc.(c)	49,698	311,358
Advanced Energy Industries, Inc.(c)	20,022	2,085,892
Alarm.com Holdings, Inc.(b)	25,398	1,544,706
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,473	375,430
Alpha & Omega Semiconductor Ltd.(b)(c)	27,214	698,311
Altair Engineering, Inc., Class A(b)(c)	13,386	1,138,078
Alteryx, Inc., Class A(b)(c)	8,708	413,282
Ambarella, Inc.(b)(c)	7,437	390,889
American Software, Inc., Class A	29,214	330,995
AppFolio, Inc., Class A(b)	2,504	549,027
AppLovin Corp., Class A(b)	193,233	7,947,673
Arlo Technologies, Inc.(b)	95,352	846,726
Aspen Technology, Inc.(b)(c)	1,565	300,464
Atlassian Corp., Class A(b)	5,944	1,484,633
Aurora Innovation, Inc.(b)(c)	466,062	1,393,525
Aviat Networks, Inc.(b)(c)	11,585	345,581
Axcelis Technologies, Inc.(b)	10,397	1,352,130
AXT, Inc.(b)	65,502	161,135
Badger Meter, Inc.	9,978	1,436,732
Bel Fuse, Inc., Class B	13,311	889,973
Belden, Inc.	37,609	2,789,836
Benchmark Electronics, Inc.	93,386	2,532,628
Bentley Systems, Inc., Class B	51,855	2,613,492
BILL Holdings, Inc.(b)(c)	26,196	2,044,598
Blackbaud, Inc.(b)	28,863	2,335,594
BlackLine, Inc.(b)(c)	6,993	410,349
Blend Labs, Inc., Class A(b)(c)	379,236	1,035,314
Box, Inc., Class A(b)	16,170	420,097
Braze, Inc., Class A(b)	10,082	544,932
C3.ai, Inc., Class A(b)(c)	24,010	594,968
CalAmp Corp.(b)	91,455	12,767
Calix, Inc.(b)(c)	16,787	556,993
CCC Intelligent Solutions Holdings, Inc.(b)(c)	78,841	866,463
Cerence, Inc.(b)(c)	57,626	1,153,673
CEVA, Inc.(b)(c)	11,249	215,981
Cloudflare, Inc., Class A(b)	14,628	1,156,343
Cognyte Software Ltd. (Israel)(b)	228,405	1,617,107
Cohu, Inc.(b)(c)	39,189	1,248,562
Commvault Systems, Inc.(b)	14,635	1,341,737
Comtech Telecommunications Corp.(b)	61,562	389,687
Confluent, Inc., Class A(b)(c)	17,449	390,160
Consensus Cloud Solutions, Inc.(b)(c)	16,097	349,949
Corsair Gaming, Inc.(b)(c)	46,414	590,850
CrowdStrike Holdings, Inc., Class A(b)	12,253	3,584,002
	Shares	Value
Information Technology-(continued)
CTS Corp.(c)	21,335	$876,015
CyberArk Software Ltd.(b)	7,834	1,829,082
Daktronics, Inc.(b)(c)	139,975	1,061,010
Datadog, Inc., Class A(b)	15,019	1,868,964
Digi International, Inc.(b)(c)	21,312	518,095
Digital Turbine, Inc.(b)(c)	69,450	374,335
DigitalOcean Holdings, Inc.(b)(c)	20,592	694,362
Diodes, Inc.(b)	38,285	2,577,346
DocuSign, Inc.(b)	19,600	1,194,032
Dolby Laboratories, Inc., Class A	40,393	3,359,890
DoubleVerify Holdings, Inc.(b)(c)	13,402	536,214
Dropbox, Inc., Class A(b)	53,517	1,695,419
Dynatrace, Inc.(b)	32,810	1,870,170
E2open Parent Holdings, Inc.(b)(c)	364,471	1,370,411
Eastman Kodak Co.(b)(c)	351,773	1,213,617
Elastic N.V.(b)	11,286	1,321,139
Enphase Energy, Inc.(b)	7,310	761,190
Envestnet, Inc.(b)(c)	35,261	1,801,837
ePlus, Inc.(b)	39,627	2,993,424
Everbridge, Inc.(b)	17,588	393,268
Extreme Networks, Inc.(b)(c)	45,028	608,328
Fabrinet (Thailand)(b)(c)	25,679	5,482,723
Fair Isaac Corp.(b)	2,656	3,184,092
FARO Technologies, Inc.(b)	20,683	468,263
Fastly, Inc., Class A(b)(c)	67,811	1,364,357
Five9, Inc.(b)(c)	6,656	504,924
FormFactor, Inc.(b)	58,423	2,265,060
Fortinet, Inc.(b)	65,503	4,224,288
Freshworks, Inc., Class A(b)(c)	30,290	672,438
GLOBALFOUNDRIES, Inc.(b)(c)	30,326	1,667,323
Globant S.A.(b)	14,311	3,374,677
Guidewire Software, Inc.(b)	29,775	3,325,272
Hackett Group, Inc. (The)(c)	24,041	555,828
Harmonic, Inc.(b)(c)	39,398	460,957
Hive Digital Technologies Ltd. (Canada)(b)(c)	155,865	494,092
HubSpot, Inc.(b)	3,642	2,225,262
Ichor Holdings Ltd.(b)(c)	43,809	1,585,886
Infinera Corp.(b)(c)	148,203	732,123
Information Services Group, Inc.	54,780	242,128
InterDigital, Inc.	30,020	3,153,601
IonQ, Inc.(b)(c)	71,706	736,421
IPG Photonics Corp.(b)	31,206	3,054,755
Itron, Inc.(b)	61,344	4,425,356
Jamf Holding Corp.(b)(c)	24,217	448,983
JFrog Ltd. (Israel)(b)	20,616	670,638
Kimball Electronics, Inc.(b)	35,398	841,764
Knowles Corp.(b)(c)	155,614	2,538,064
Kulicke & Soffa Industries, Inc. (Singapore)(c)	43,418	2,184,794
Lattice Semiconductor Corp.(b)	11,869	722,347
Littelfuse, Inc.	15,664	3,789,122
LivePerson, Inc.(b)	38,522	107,862
LiveRamp Holdings, Inc.(b)(c)	53,670	2,118,892
MACOM Technology Solutions Holdings, Inc.(b)(c)	10,079	869,112
Magnachip Semiconductor Corp. (South Korea)(b)(c)	122,607	800,624
Manhattan Associates, Inc.(b)	10,046	2,436,758
Marathon Digital Holdings, Inc.(b)(c)	96,790	1,716,087
Maxeon Solar Technologies Ltd.(b)(c)	32,970	149,354
MaxLinear, Inc.(b)	28,311	589,435
MeridianLink, Inc.(b)(c)	17,708	402,857
Methode Electronics, Inc.	44,144	916,429

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
MicroStrategy, Inc., Class A(b)(c)	3,969	$1,989,302
Mirion Technologies, Inc.(b)(c)	138,482	1,308,655
MongoDB, Inc.(b)	4,691	1,878,839
Monolithic Power Systems, Inc.	6,420	3,869,462
N-able, Inc.(b)	44,371	575,936
nCino, Inc.(b)(c)	25,325	797,231
NETGEAR, Inc.(b)	70,627	1,002,903
NetScout Systems, Inc.(b)	108,012	2,323,338
nLight, Inc.(b)(c)	33,868	439,607
Novanta, Inc.(b)(c)	9,271	1,432,833
Nutanix, Inc., Class A(b)	34,222	1,923,276
Olo, Inc., Class A(b)	49,588	256,370
ON24, Inc.(c)	38,397	293,737
OneSpan, Inc.(b)(c)	30,349	311,381
Onto Innovation, Inc.(b)	28,130	4,542,995
OSI Systems, Inc.(b)	21,918	2,806,162
Ouster, Inc.(b)(c)	36,980	193,036
PagerDuty, Inc.(b)(c)	12,376	293,064
Palantir Technologies, Inc., Class A(b)	298,264	4,799,068
Palo Alto Networks, Inc.(b)	18,252	6,178,485
PAR Technology Corp.(b)(c)	17,532	798,407
PC Connection, Inc.	27,084	1,747,189
Pegasystems, Inc.(c)	11,017	536,969
Perficient, Inc.(b)(c)	15,721	1,071,072
Photronics, Inc.(b)	106,392	3,108,774
Power Integrations, Inc.	22,884	1,715,385
PowerSchool Holdings, Inc., Class A(b)(c)	19,461	458,112
Procore Technologies, Inc.(b)	10,986	784,291
Progress Software Corp.(c)	27,108	1,540,005
PTC, Inc.(b)	29,745	5,373,434
Pure Storage, Inc., Class A(b)(c)	62,529	2,500,535
Q2 Holdings, Inc.(b)(c)	23,571	1,002,946
Qualys, Inc.(b)	10,121	1,914,590
Rackspace Technology, Inc.(b)(c)	556,773	935,379
Radware Ltd. (Israel)(b)(c)	26,666	487,454
Rambus, Inc.(b)	26,266	1,800,009
Ribbon Communications, Inc.(b)(c)	95,816	291,281
RingCentral, Inc., Class A(b)(c)	26,152	886,291
Riot Platforms, Inc.(b)(c)	198,877	2,167,759
Rogers Corp.(b)(c)	17,018	1,961,665
ScanSource, Inc.(b)	51,153	2,008,267
Semtech Corp.(b)(c)	59,402	1,178,536
SentinelOne, Inc., Class A(b)	75,094	2,012,519
Silicon Laboratories, Inc.(b)(c)	18,036	2,224,921
SiTime Corp.(b)(c)	4,573	487,345
SMART Global Holdings, Inc.(b)(c)	103,630	2,036,329
SmartRent, Inc.(b)	108,968	321,456
Smartsheet, Inc., Class A(b)	16,225	729,638
SolarEdge Technologies, Inc.(b)(c)	10,329	686,878
SolarWinds Corp.(b)	123,060	1,454,569
Splunk, Inc.(b)	18,086	2,773,850
SPS Commerce, Inc.(b)	6,740	1,238,812
Super Micro Computer, Inc.(b)	41,358	21,903,610
Synaptics, Inc.(b)	23,455	2,505,229
Tenable Holdings, Inc.(b)	11,052	520,549
Teradata Corp.(b)	76,780	3,545,700
Thoughtworks Holding, Inc.(b)(c)	51,342	240,281
TTM Technologies, Inc.(b)(c)	285,849	3,976,160
Tucows, Inc., Class A(b)(c)	16,301	376,879
Turtle Beach Corp.(b)(c)	55,512	631,171
UiPath, Inc., Class A(b)(c)	100,754	2,315,327
Ultra Clean Holdings, Inc.(b)	70,464	2,691,725
	Shares	Value
Information Technology-(continued)
Unisys Corp.(b)(c)	306,978	$2,069,032
Unity Software, Inc.(b)(c)	46,568	1,508,803
Universal Display Corp.	14,436	2,450,800
Upland Software, Inc.(b)(c)	56,494	234,450
Varonis Systems, Inc.(b)(c)	30,076	1,349,811
Veeco Instruments, Inc.(b)(c)	38,271	1,220,079
Verint Systems, Inc.(b)(c)	49,633	1,473,604
VeriSign, Inc.(b)	17,257	3,432,072
Viavi Solutions, Inc.(b)(c)	210,635	2,070,542
Vishay Precision Group, Inc.(b)	14,469	461,272
Wix.com Ltd. (Israel)(b)	9,491	1,204,218
Wolfspeed, Inc.(b)(c)	37,326	1,214,961
Xperi, Inc.(b)	128,674	1,374,238
Yext, Inc.(b)	55,153	327,057
Zscaler, Inc.(b)(c)	3,657	861,845
Zuora, Inc., Class A(b)(c)	38,735	354,038
		299,337,641
Materials-4.69%
AdvanSix, Inc.	57,592	1,461,685
Alpha Metallurgical Resources, Inc.(c)	18,250	7,286,130
Alto Ingredients, Inc.(b)(c)	499,938	919,886
American Vanguard Corp.	35,086	383,139
Arcadium Lithium PLC (Jersey)(b)(c)	130,712	639,183
Arch Resources, Inc.	16,263	2,877,900
Ardagh Metal Packaging S.A.	238,776	881,083
ATI, Inc.(b)(c)	92,862	3,795,270
Balchem Corp.(c)	13,768	1,929,723
Carpenter Technology Corp.	70,808	4,361,065
Century Aluminum Co.(b)(c)	130,373	1,453,659
Clearwater Paper Corp.(b)	54,367	1,792,480
Coeur Mining, Inc.(b)(c)	561,565	1,510,610
Compass Minerals International, Inc.(c)	77,198	1,736,183
Danimer Scientific, Inc.(b)(c)	208,813	133,223
Eagle Materials, Inc.	24,872	5,628,036
Ecovyst, Inc.(b)(c)	147,003	1,361,248
Ferroglobe PLC(b)	175,872	889,912
Ginkgo Bioworks Holdings, Inc.(b)(c)	385,200	466,092
Glatfelter Corp.(b)(c)	413,688	599,848
Greif, Inc., Class A	57,301	3,587,616
Hawkins, Inc.(c)	22,441	1,493,897
Haynes International, Inc.(c)	13,316	741,302
Hecla Mining Co.(c)	436,179	1,661,842
Ingevity Corp.(b)	35,484	1,545,683
Innospec, Inc.	23,725	2,754,710
Intrepid Potash, Inc.(b)(c)	25,392	467,213
Kaiser Aluminum Corp.	32,047	2,079,850
Koppers Holdings, Inc.(c)	46,695	2,387,982
Kronos Worldwide, Inc.(c)	68,831	640,817
LSB Industries, Inc.(b)(c)	80,310	597,506
Materion Corp.(c)	15,823	1,850,816
Mativ Holdings, Inc., Class A(c)	105,221	1,265,809
McEwen Mining, Inc. (Canada)(b)(c)	62,448	400,292
Mercer International, Inc. (Germany)	166,601	1,409,444
Minerals Technologies, Inc.	55,187	3,606,470
MP Materials Corp.(b)(c)	23,905	377,938
Myers Industries, Inc.	41,426	776,738
NewMarket Corp.	8,395	4,682,815
Nexa Resources S.A. (Brazil)(c)	77,128	563,806
Olympic Steel, Inc.(c)	28,897	1,952,859
Orion S.A. (Germany)(c)	109,895	2,461,648
Pactiv Evergreen, Inc.	109,367	1,596,758
Perimeter Solutions S.A.(b)(c)	111,038	526,320

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Quaker Chemical Corp.	9,870	$1,874,708
Ranpak Holdings Corp.(b)(c)	71,533	294,716
Rayonier Advanced Materials, Inc.(b)	327,315	1,420,547
Ryerson Holding Corp.	49,688	1,705,292
Schnitzer Steel Industries, Inc., Class A	78,829	2,075,568
Sensient Technologies Corp.	44,739	2,775,160
Stepan Co.(c)	30,180	2,694,169
SunCoke Energy, Inc.	207,530	2,127,182
TimkenSteel Corp.(b)(c)	105,555	2,169,155
Tredegar Corp.	61,570	291,226
TriMas Corp.(c)	57,732	1,424,826
Tronox Holdings PLC, Class A(c)	256,918	3,542,899
Worthington Steel, Inc.(b)(c)	54,729	1,639,134
		103,571,068
Real Estate-6.06%
Acadia Realty Trust(c)	211,216	3,603,345
Agree Realty Corp.	53,462	3,186,870
Alexander & Baldwin, Inc.	146,779	2,542,212
Alexander’s, Inc.(c)	3,916	860,698
American Assets Trust, Inc.	87,698	1,967,066
Apartment Investment & Management Co., Class A(b)(c)	131,363	976,027
Armada Hoffler Properties, Inc.	90,949	1,087,750
Ashford Hospitality Trust, Inc.(b)(c)	302,299	501,816
Braemar Hotels & Resorts, Inc.(c)	210,921	480,900
Broadstone Net Lease, Inc.	191,373	3,075,364
CareTrust REIT, Inc.(c)	94,390	1,974,639
CBL & Associates Properties, Inc.(c)	58,467	1,366,958
Centerspace	25,356	1,388,495
Chatham Lodging Trust	130,103	1,366,081
City Office REIT, Inc.	154,060	808,815
Community Healthcare Trust, Inc.(c)	18,659	477,484
Compass, Inc., Class A(b)(c)	481,271	1,655,572
CTO Realty Growth, Inc.(c)	29,447	486,759
Diversified Healthcare Trust	1,595,922	4,580,296
Douglas Elliman, Inc.	206,738	446,554
Easterly Government Properties, Inc.(c)	164,565	2,020,858
EastGroup Properties, Inc.	21,947	3,894,056
Elme Communities	160,750	2,327,660
Empire State Realty Trust, Inc., Class A	346,249	3,296,290
Equity Commonwealth	121,097	2,314,164
Essential Properties Realty Trust, Inc.	98,316	2,449,052
eXp World Holdings, Inc.(c)	42,383	524,702
Farmland Partners, Inc.(c)	44,587	500,266
Forestar Group, Inc.(b)(c)	48,739	1,523,581
Four Corners Property Trust, Inc.(c)	70,594	1,652,606
Franklin Street Properties Corp.	522,861	1,286,238
Getty Realty Corp.	44,968	1,243,815
Gladstone Commercial Corp.(c)	54,798	702,510
Gladstone Land Corp.(c)	29,563	418,612
Global Medical REIT, Inc.	81,672	825,704
Global Net Lease, Inc.	483,361	4,084,400
Independence Realty Trust, Inc.(c)	217,555	3,195,883
Industrial Logistics Properties Trust	490,403	1,951,804
Innovative Industrial Properties, Inc.(c)	20,245	1,887,441
InvenTrust Properties Corp.(c)	114,217	2,836,008
Kennedy-Wilson Holdings, Inc.(c)	219,339	2,292,093
Kimco Realty Corp.	1	20
LTC Properties, Inc.	48,647	1,516,327
Marcus & Millichap, Inc.(c)	36,388	1,386,019
National Health Investors, Inc.(c)	58,907	3,132,674
National Storage Affiliates Trust	57,775	2,157,896
	Shares	Value
Real Estate-(continued)
NETSTREIT Corp.(c)	41,374	$751,766
Newmark Group, Inc., Class A(c)	269,077	2,731,132
NexPoint Residential Trust, Inc.	21,909	669,320
Offerpad Solutions, Inc.(b)(c)	31,249	291,241
Office Properties Income Trust, (Acquired 03/19/2021 - 01/03/2024; Cost $4,417,680)(d)	218,450	801,712
One Liberty Properties, Inc.(c)	27,066	547,816
Opendoor Technologies, Inc.(b)(c)	1,895,523	6,482,689
Orion Office REIT, Inc.(c)	123,805	636,358
Pebblebrook Hotel Trust(c)	272,345	4,145,091
Plymouth Industrial REIT, Inc.(c)	26,376	583,965
RE/MAX Holdings, Inc., Class A(c)	30,763	330,087
Redfin Corp.(b)(c)	122,210	997,234
Retail Opportunity Investments Corp.(c)	192,672	2,618,412
RMR Group, Inc. (The), Class A(c)	28,162	734,747
Ryman Hospitality Properties, Inc.	40,267	4,425,343
Safehold, Inc.(c)	38,547	765,543
Saul Centers, Inc.	17,917	685,504
Seritage Growth Properties, Class A(b)(c)	59,221	541,872
St. Joe Co. (The)(c)	12,290	678,408
Star Holdings(b)	13,641	158,099
Summit Hotel Properties, Inc.	279,145	1,808,860
Tanger, Inc.	178,497	4,801,569
Tejon Ranch Co.(b)(c)	18,250	287,985
Terreno Realty Corp.(c)	45,572	2,722,016
UMH Properties, Inc.(c)	51,721	781,504
Universal Health Realty Income Trust	12,553	499,735
Urban Edge Properties	207,936	3,591,055
Veris Residential, Inc.	156,751	2,390,453
Whitestone REIT	117,808	1,522,079
Xenia Hotels & Resorts, Inc.(c)	273,537	3,646,248
		133,882,223
Utilities-1.32%
American States Water Co.	22,927	1,710,354
Artesian Resources Corp., Class A(c)	7,326	267,399
Atlantica Sustainable Infrastructure PLC (Spain)(c)	143,441	2,751,198
California Water Service Group	46,316	2,096,725
Chesapeake Utilities Corp.	15,722	1,592,324
Clearway Energy, Inc., Class A(c)	34,085	765,549
Clearway Energy, Inc., Class C(c)	81,927	1,985,911
Genie Energy Ltd., Class B(c)	26,092	485,572
MGE Energy, Inc.	37,150	2,395,804
Middlesex Water Co.	9,577	536,025
Northwest Natural Holding Co.	58,516	2,156,900
Ormat Technologies, Inc.(c)	33,853	2,189,612
Otter Tail Corp.(c)	44,942	4,063,656
ReNew Energy Global PLC, Class A (India)(b)(c)	329,506	2,230,756
SJW Group	25,192	1,499,932
Spruce Power Holding Corp.(b)(c)	33,724	129,837
Sunnova Energy International, Inc.(b)(c)	66,749	702,199
Unitil Corp.	27,127	1,289,075
Via Renewables, Inc.(c)	9,335	99,044
York Water Co. (The)	8,408	301,679
		29,249,551
Total Common Stocks & Other Equity Interests (Cost $2,097,543,431)		2,209,173,026

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value

Closed-End Funds-0.03%
BP Prudhoe Bay Royalty Trust(c)	38,161	$104,180
Mesabi Trust	14,322	279,422
Sabine Royalty Trust(c)	4,706	287,913
Total Closed-End Funds (Cost $944,520)		671,515
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(g) (Cost $1,774,602)	1,774,602	1,774,602
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,100,262,553)		2,211,619,143
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.66%
Invesco Private Government Fund, 5.29%(e)(g)(h)	150,719,349	$150,719,349
Invesco Private Prime Fund, 5.52%(e)(g)(h)	394,193,569	394,469,505
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $545,067,522)		545,188,854
TOTAL INVESTMENTS IN SECURITIES-124.71% (Cost $2,645,330,075)		2,756,807,997
OTHER ASSETS LESS LIABILITIES-(24.71)%		(546,215,415)
NET ASSETS-100.00%		$2,210,592,582

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Restricted security. The aggregate value of these securities at January 31, 2024 was $3,569,534, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$666,987	$33,605	$(70,044)	$(69,194)	$1,200	$562,554	$75,973
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,412,621	62,562,982	(63,201,001)	-	-	1,774,602	58,618
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	161,246,789	357,418,657	(367,946,097)	-	-	150,719,349	5,840,207*
Invesco Private Prime Fund	402,326,336	787,989,361	(796,105,254)	190,932	68,130	394,469,505	15,600,641*
Total	$566,652,733	$1,208,004,605	$(1,227,322,396)	$121,738	$69,330	$547,526,010	$21,575,439

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg MVP Multi-factor ETF (formerly, Invesco Dynamic Market ETF)
Investments in Securities
Common Stocks & Other Equity Interests	$93,881,674	$-	$-	$93,881,674
Money Market Funds	68,943	6,849,213	-	6,918,156
Total Investments	$93,950,617	$6,849,213	$-	$100,799,830
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,511,715,008	$-	$0	$6,511,715,008
Money Market Funds	4,606,225	170,974,861	-	175,581,086
Total Investments	$6,516,321,233	$170,974,861	$0	$6,687,296,094
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,208,301,289	$5,804	$865,933	$2,209,173,026
Closed-End Funds	671,515	-	-	671,515
Money Market Funds	1,774,602	545,188,854	-	546,963,456
Total Investments	$2,210,747,406	$545,194,658	$865,933	$2,756,807,997